RiverNorth Core Opportunity Fund

SCHEDULE OF INVESTMENTS

June 30, 2020 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 66.15%
378,618	Aberdeen Emerging Markets Equity Income Fund, Inc.	$2,290,639
365,986	Aberdeen Total Dynamic Dividend Fund	2,818,092
257,821	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	2,882,439
64,802	BlackRock Floating Rate Income Trust	711,526
47,118	BlackRock Global Opportunities Equity Trust	443,852
257,187	BlackRock Resources & Commodities Strategy Trust	1,576,556
65,064	BrandywineGLOBAL - Global Income Opportunities Fund, Inc.	750,839
104,389	Calamos Long/Short Equity & Dynamic Income Trust	1,615,942
45,857	Clough Global Equity Fund	488,377
261,567	Clough Global Opportunities Fund	2,278,249
30,621	Duff & Phelps Utility and Corporate Bond Trust, Inc.	286,306
206,529	Eagle Growth & Income Opportunities Fund	2,788,141
179,655	Eaton Vance Limited Duration Income Fund	2,024,712
86,772	First Trust Energy Income and Growth Fund	938,873
72,229	First Trust New Opportunities MLP & Energy Fund	310,585
98,071	Highland Global Allocation Fund	631,577
145,923	Highland Income Fund	1,174,680
45,839	Invesco Dynamic Credit Opportunities Fund	407,967
113,658	NexPoint Credit Strategies Fund	1,195,682
58,848	Nuveen AMT-Free Quality Municipal Income Fund	817,987
26,823	Nuveen California AMT-Free Quality Municipal Income Fund	400,467
27,628	Nuveen California Quality Municipal Income Fund	394,252
248,044	Nuveen Credit Strategies Income Fund	1,448,577
130,248	Nuveen Quality Municipal Income Fund	1,826,077
25,705	Nuveen Real Estate Income Fund	192,016
63,888	PGIM Global High Yield Fund, Inc.	812,655
102,192	PIMCO Energy & Tactical Credit Opportunities Fund	721,475
21,923	Royce Global Value Trust, Inc.	253,649
195,750	Royce Micro-Cap Trust, Inc.	1,409,400
161,805	Royce Value Trust, Inc.	2,029,035
95,369	Source Capital, Inc.	3,155,121
598,439	Sprott Focus Trust, Inc.	3,530,790
57,754	Templeton Global Income Fund	310,139
91,903	Voya Emerging Markets High Income Dividend Equity Fund	570,718
759,484	Voya Global Equity Dividend and Premium Opportunity Fund	3,668,308
111,065	Voya International High Dividend Equity Income Fund	458,698
34,680	Western Asset Emerging Markets Debt Fund, Inc.	427,258
256,263	Western Asset Global High Income Fund, Inc.	2,370,433
249,688	Western Asset High Income Opportunity Fund, Inc.	1,153,559
23,149	Western Asset Managed Municipals Fund, Inc.	278,019

TOTAL CLOSED-END FUNDS
(Cost $57,432,234)		51,843,667

BUSINESS DEVELOPMENT COMPANIES - 1.60%
157,820	Barings BDC, Inc.	1,253,091

TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $1,538,934)		1,253,091

COMMON STOCKS - 6.65%
13,110	Agba Acquisition, Ltd.(a)	120,481
6,581	Amplitude Healthcare Acquisition Corp.(a)	66,600

Shares/Description		Value
77,930	Bain Capital Specialty Finance, Inc.	$863,464
29,944	Churchill Capital Corp. II(a)	364,718
2,646	CIIG Merger Corp.(a)	27,121
9,711	Far Point Acquisition Corp., Class A(a)	99,441
104,118	Golub Capital BDC, Inc.	1,212,975
9,077	Greenvision Acquisition Corp.(a)	93,947
1,323	Healthcare Merger Corp.(a)	13,653
9,409	InterPrivate Acquisition Corp.(a)	95,595
5,163	Landcadia Holdings II, Inc.(a)	89,113
12,752	LF Capital Acquisition Corp., Class A(a)	136,446
10,614	LIV Capital Acquisition Corp.(a)	108,794
10,753	Merida Merger Corp. I(a)	105,272
359,206	Oaktree Specialty Lending Corp.	1,605,651
19,571	South Mountain Merger Corp.(a)	207,453

TOTAL COMMON STOCKS
(Cost $4,991,196)		5,210,724

EXCHANGE TRADED FUNDS - 7.16%
118,753	Invesco FTSE RAFI Emerging Markets Portfolio	2,053,239
83,924	Pershing Square Holdings Ltd.	1,972,214
40,000	Vanguard® FTSE Emerging Markets ETF	1,584,400

TOTAL EXCHANGE TRADED FUNDS
(Cost $5,775,925)		5,609,853

PREFERRED STOCKS - 0.88%
30,606	PennantPark Investment Corp., 5.500%, 10/15/2024	688,635

TOTAL PREFERRED STOCKS
(Cost $764,357)		688,635

Shares/Description		Rate	Maturity	Value
BUSINESS DEVELOPMENT COMPANY NOTES - 1.33%
United States - 1.33%
4,420	Monroe Capital Corp.	5.75%	10/31/2023	100,599
17,788	Portman Ridge Finance Corp.	6.13%	09/30/2022	428,691
4,687	THL Credit, Inc.	6.75%	12/30/2022	114,550
16,590	TriplePoint Venture Growth BDC Corp.	5.75%	07/15/2022	399,322

TOTAL BUSINESS DEVELOPMENT COMPANY NOTES
(Cost $978,965)				1,043,162

Principal Amount/Description		Rate	Maturity	Value
CONVERTIBLE CORPORATE BONDS - 3.48%
$848,323	BlackRock Capital Investment Corp.	5.00%	06/15/2022	$748,348
190,456	BlackRock TCP Capital Corp.	4.63%	03/01/2022	186,651
500,000	Hercules Capital, Inc.	4.38%	02/01/2022	488,380
852,978	New Mountain Finance Corp.	5.75%	08/15/2023	802,865
500,000	Sixth Street Specialty Lending, Inc.	4.50%	08/01/2022	504,565

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $2,531,379)				2,730,809

Shares/Description		Value
RIGHTS - 0.01%(a)
35,274	Big Rock Partners Acquisition Corp., Strike Price 11.50, Expires 12/31/2049	$9,877

TOTAL RIGHTS
(Cost $13,114)		9,877

WARRANTS - 1.52%(a)
17,637	Big Rock Partners Acquisition Corp., Strike Price 11.50, Expires 12/01/2022	7,937
18,195	Brooge Energy, Ltd., Strike Price 11.50, Expires 07/14/2023	8,916
3,237	Far Point Acquisition Corp., Strike Price 11.50, Expires 06/03/2025	1,619
75,837	Gordon Pointe Acquisition Corp., Strike Price 11.50, Expires 07/30/2024	165,309
37,631	International General Insurance Holdings, Ltd., Strike Price 11.50, Expires 01/17/2025	12,791
26,164	Legacy Acquisition Corp., Strike Price 11.50, Expires 12/01/2022	12,820
20,922	Leisure Acquisition Corp., Strike Price 11.50, Expires 12/28/2022	19,457
12,752	LF Capital Acquisition Corp., Strike Price 11.50, Expires 06/28/2023	11,477
5,376	Merida Merger Corp. I, Strike Price 11.50, Expires 11/07/2026	2,688
18,162	Nikola Corp., Strike Price 11.50, Expires 06/11/2023	602,978
82,651	Opes Acquisition Corp., Strike Price 11.50, Expires 01/16/2023	338,869
19,178	Trident Acquisitions Corp., Strike Price 11.50, Expires 06/14/2021	8,822

TOTAL WARRANTS
(Cost $167,698)		1,193,683

SHORT-TERM INVESTMENTS - 12.66%
Money Market Fund - 12.66%
9,924,681	State Street Institutional Trust (7 Day Yield 0.12%)	9,924,681

TOTAL SHORT-TERM INVESTMENTS
(Cost $9,924,681)		9,924,681

TOTAL INVESTMENTS - 101.44%
(Cost $84,118,483)		$79,508,182
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.44)%		(1,128,883)
NET ASSETS - 100.00%		$78,379,299

(a)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

RiverNorth/DoubleLine Strategic Income Fund

SCHEDULE OF INVESTMENTS

June 30, 2020 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 21.37%
313,088	Advent Convertible and Income Fund	$4,095,191
1,529,663	AllianceBernstein Global High Income Fund, Inc.	15,449,596
419,379	Ares Dynamic Credit Allocation Fund, Inc.	5,003,191
1,244,860	BlackRock Debt Strategies Fund, Inc.	11,614,544
398,716	BlackRock Floating Rate Income Strategies Fund, Inc.	4,457,645
176,163	BlackRock Floating Rate Income Trust	1,934,270
1,022,827	BrandywineGLOBAL - Global Income Opportunities Fund, Inc.	11,803,424
525,934	Eaton Vance Floating-Rate Income Trust	5,995,648
2,683,681	Eaton Vance Limited Duration Income Fund	30,245,085
578,265	Eaton Vance Senior Income Trust	3,082,152
716,639	First Trust High Income Long/Short Fund	9,509,800
111,655	First Trust Senior Floating Rate 2022 Target Term Fund	922,270
835,840	Highland Income Fund	6,728,512
1,387,928	Invesco Dynamic Credit Opportunities Fund	12,352,559
2,024,713	Invesco Senior Income Trust	7,005,507
1,335,239	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	7,544,100
557,122	Nuveen AMT-Free Quality Municipal Income Fund	7,743,996
2,499,497	Nuveen Credit Strategies Income Fund	14,597,062
578,989	Nuveen Dividend Advantage Municipal Income Fund	8,846,952
563,544	Nuveen Floating Rate Income Fund	4,451,998
406,824	Nuveen Floating Rate Income Opportunity Fund	3,193,568
689,783	Nuveen Global High Income Fund	9,139,625
1,445,261	Nuveen Quality Municipal Income Fund	20,262,559
892,908	PGIM Global High Yield Fund, Inc.	11,357,790
718,549	PGIM High Yield Bond Fund, Inc.	9,506,403
670,579	Templeton Emerging Markets Income Fund	5,264,045
3,522,491	Templeton Global Income Fund	18,915,777
1,270,463	Western Asset Emerging Markets Debt Fund, Inc.	15,652,104
1,844,973	Western Asset Global High Income Fund, Inc.	17,066,000
1,294,606	Western Asset High Income Fund II, Inc.	8,026,557
7,522,487	Western Asset High Income Opportunity Fund, Inc.	34,753,890
138,083	Western Asset High Yield Defined Opportunity Fund, Inc.	1,929,020
4,785,804	Western Asset Inflation-Linked Opportunities & Income Fund	52,452,412

TOTAL CLOSED-END FUNDS
(Cost $401,966,182)		380,903,252

BUSINESS DEVELOPMENT COMPANIES - 0.20%
450,876	Barings BDC, Inc.	3,579,956

TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $4,509,757)		3,579,956

COMMON STOCKS - 0.47%
12,164	Frontera Energy Corp.	30,252
715,266	Golub Capital BDC, Inc.	8,332,849
1,662	McDermott International, Inc.(a)(b)	–

TOTAL COMMON STOCKS
(Cost $8,304,250)		8,363,101

Shares/Description		Value
OPEN-END FUNDS - 1.63%
3,285,296	RiverNorth/Oaktree High Income Fund, Class I(c)	$29,055,484

TOTAL OPEN-END FUNDS
(Cost $31,073,100)		29,055,484

PREFERRED STOCKS - 1.46%
333,397	Allianzgi Convertible & Income Fund, Series A, 5.625%(d)	8,561,635
305,811	Hercules Capital, Inc., 5.250%, 04/30/2025	7,629,984
188,696	New Mountain Finance Corp., 5.750%, 10/01/2023	4,528,704
233,620	PennantPark Investment Corp., 5.500%, 10/15/2024	5,256,450

TOTAL PREFERRED STOCKS
(Cost $26,071,093)		25,976,773

Shares/Description		Rate	Maturity	Value
BUSINESS DEVELOPMENT COMPANY NOTES - 1.11%
United States - 1.11%
194,239	Portman Ridge Finance Corp.	6.13%	09/30/2022	4,681,160
179,152	THL Credit, Inc.	6.75%	12/30/2022	4,378,475
208,354	THL Credit, Inc.	6.13%	10/30/2023	4,929,656
237,249	TriplePoint Venture Growth BDC Corp.	5.75%	07/15/2022	5,710,583

TOTAL BUSINESS DEVELOPMENT COMPANY NOTES
(Cost $19,904,219)				19,699,874

Principal Amount/Description		Rate	Maturity	Value
FOREIGN CORPORATE BONDS - 4.55%
Argentina - 0.08%
$150,000	AES Argentina Generacion SA(e)	7.75%	02/02/2024	109,125
600,000	Banco Macro SA(e)(f)	6.75%	11/04/2026	492,390
150,000	Capex SA(e)	6.88%	05/15/2024	111,172
150,000	Pampa Energia SA(g)	9.13%	04/15/2029	121,810
450,000	Pampa Energia SA(e)	9.13%	04/15/2029	365,432
575,629	Stoneway Capital Corp.(e)(h)	10.00%	03/01/2027	197,153
				1,397,082
Australia - 0.18%
1,000,000	APT Pipelines, Ltd.(g)	4.25%	07/15/2027	1,117,818
475,000	Commonwealth Bank of Australia(g)	4.32%	01/10/2048	561,249
530,000	Macquarie Group, Ltd.(f)(g)	3M US L + 1.33%	03/27/2024	569,471
500,000	Sydney Airport Finance Co. Pty, Ltd.(g)	3.38%	04/30/2025	516,612
500,000	Sydney Airport Finance Co. Pty, Ltd.(g)	3.63%	04/28/2026	524,609
				3,289,759
Bermuda - 0.02%
400,000	Ooredoo International Finance, Ltd.(e)	3.25%	02/21/2023	417,508

Brazil - 0.25%
650,000	Banco do Brasil SA(d)(e)(f)	6.25%	Perpetual Maturity	572,487
600,000	CSN Islands XI Corp.(g)	6.75%	01/28/2028	514,500
1,050,000	CSN Islands XII Corp.(d)(e)	7.00%	Perpetual Maturity	782,570
300,000	CSN Resources SA(g)	7.63%	04/17/2026	259,875

Principal Amount/Description		Rate	Maturity	Value
$200,000	Globo Comunicacao e Participacoes SA(g)	4.88%	01/22/2030	$181,200
850,000	Nexa Resources SA(g)	6.50%	01/18/2028	863,175
950,000	Oi SA(i)	10.00% (4.00%)	07/27/2025	793,488
550,000	Unigel Luxembourg SA(e)	8.75%	10/01/2026	445,500
				4,412,795
British Virgin Islands - 0.07%
400,000	C10 Capital SPV, Ltd.(d)(e)(f)	3M US L + 4.71%	Perpetual Maturity	370,400
200,000	C5 Capital SPV, Ltd.(d)(e)(f)	3M US L + 4.28%	Perpetual Maturity	155,000
800,000	Radiant Access, Ltd.(d)	4.60%	Perpetual Maturity	794,452
				1,319,852
Canada - 0.34%
405,000	Bank of Montreal(f)	3.80%	12/15/2032	436,236
355,000	Bank of Nova Scotia	1.63%	05/01/2023	363,532
140,000	Bombardier, Inc.(g)	6.00%	10/15/2022	98,343
1,000,000	Canacol Energy, Ltd.(e)	7.25%	05/03/2025	1,013,655
270,000	CCL Industries, Inc.(g)	3.05%	06/01/2030	276,792
165,000	Garda World Security Corp.(g)	8.75%	05/15/2025	167,576
130,000	GFL Environmental, Inc.(g)	4.25%	06/01/2025	131,381
185,000	GFL Environmental, Inc.(g)	5.13%	12/15/2026	191,937
72,000	GFL Environmental, Inc.(g)	8.50%	05/01/2027	78,467
600,000	Gran Tierra Energy, Inc.(g)	7.75%	05/23/2027	272,625
175,000	Kronos Acquisition Holdings, Inc.(g)	9.00%	08/15/2023	168,200
205,000	Mattamy Group Corp.(g)	4.63%	03/01/2030	197,153
51,000	MEG Energy Corp.(g)	7.00%	03/31/2024	43,865
265,000	MEG Energy Corp.(g)	7.13%	02/01/2027	220,944
400,000	MEGlobal Canada ULC(g)	5.00%	05/18/2025	432,172
200,000	MEGlobal Canada ULC(g)	5.88%	05/18/2030	226,734
470,000	Nutrien, Ltd.	4.20%	04/01/2029	545,701
145,000	Parkland Corp.(g)	5.88%	07/15/2027	150,773
55,000	Telesat Canada / Telesat LLC(g)	6.50%	10/15/2027	54,268
175,000	Tervita Corp.(g)	7.63%	12/01/2021	137,868
750,000	TransCanada PipeLines, Ltd.	4.25%	05/15/2028	863,312
				6,071,534
Cayman Islands - 0.33%
310,000	Banco BTG Pactual SA(f)(g)	7.75%	02/15/2029	314,650
600,000	Banco BTG Pactual SA(e)(f)	7.75%	02/15/2029	606,000
200,000	Banco Mercantil del Norte SA/Grand Cayman(d)(f)(g)	7.50%	Perpetual Maturity	188,288
1,150,000	Banco Mercantil del Norte SA/Grand Cayman(d)(e)(f)	7.63%	Perpetual Maturity	1,098,986
1,000,000	CK Hutchison Capital Securities 17, Ltd.(d)(e)(f)	4.00%	Perpetual Maturity	1,002,469
155,000	Global Aircraft Leasing Co., Ltd.(g)(i)	6.50% (7.25%)	09/15/2024	104,237
624,000	Gran Tierra Energy International Holdings, Ltd.(e)	6.25%	02/15/2025	277,487
200,000	Grupo Aval, Ltd.(g)	4.38%	02/04/2030	191,188
783,651	Interoceanica IV Finance, Ltd.(e)(j)	0.00%	11/30/2025	721,939
700,000	Itau Unibanco Holding SA Island(d)(f)(g)	4.63%	Perpetual Maturity	577,937
200,000	Latam Finance, Ltd.(g)(h)	7.00%	03/01/2026	55,500
200,000	Latam Finance, Ltd.(e)(h)	6.88%	04/11/2024	57,500
900,000	Latam Finance, Ltd.(e)(h)	7.00%	03/01/2026	249,750
161,494	Lima Metro Line 2 Finance, Ltd.(g)	5.88%	07/05/2034	190,976

Principal Amount/Description		Rate	Maturity	Value
$210,000	Transocean Poseidon, Ltd.(g)	6.88%	02/01/2027	$181,650
				5,818,557
Chile - 0.35%
600,000	AES Gener SA(f)(g)	6.35%	10/07/2079	604,125
200,000	AES Gener SA(e)(f)	7.13%	03/26/2079	206,853
900,000	Empresa de Transporte de Pasajeros Metro SA(g)	5.00%	01/25/2047	1,048,765
1,000,000	Empresa Electrica Guacolda SA(e)	4.56%	04/30/2025	828,477
1,600,000	Geopark, Ltd.(e)	6.50%	09/21/2024	1,476,872
650,000	GNL Quintero SA(e)	4.63%	07/31/2029	698,724
750,000	Transelec SA(e)	3.88%	01/12/2029	789,233
600,000	VTR Finance NV(e)	6.88%	01/15/2024	613,752
				6,266,801
China - 0.29%
200,000	Agile Group Holdings, Ltd.(d)(f)	6.88%	Perpetual Maturity	193,492
300,000	Agile Group Holdings, Ltd.(d)	7.88%	Perpetual Maturity	296,549
295,000	Agile Group Holdings, Ltd.(d)(f)	7.75%	Perpetual Maturity	286,835
200,000	Baidu, Inc.	3.43%	04/07/2030	217,668
200,000	Central China Real Estate, Ltd.	7.25%	04/24/2023	197,737
700,000	Central China Real Estate, Ltd.	7.25%	07/16/2024	676,289
750,000	CIFI Holdings Group Co., Ltd.(d)(f)	5.38%	Perpetual Maturity	734,032
400,000	JD.com, Inc.	3.38%	01/14/2030	429,558
650,000	Sinopec Group Overseas Development 2018, Ltd.(g)	2.70%	05/13/2030	670,455
500,000	Tencent Holdings, Ltd.(g)	2.39%	06/03/2030	501,161
350,000	Yuzhou Properties Co., Ltd.	8.30%	05/27/2025	347,373
600,000	Yuzhou Properties Co., Ltd.	7.38%	01/13/2026	565,384
				5,116,533
Colombia - 0.12%
350,000	Credivalores-Crediservicios SAS(g)	8.88%	02/07/2025	279,125
200,000	Credivalores-Crediservicios SAS(e)	9.75%	07/27/2022	164,247
400,000	Credivalores-Crediservicios SAS	8.88%	02/07/2025	319,000
150,000	Gilex Holding Sarl(g)	8.50%	05/02/2023	148,073
750,000	Gilex Holding Sarl(e)	8.50%	05/02/2023	740,366
600,000	Tecnoglass, Inc.(e)	8.20%	01/31/2022	585,309
				2,236,120
Dominican Republic - 0.05%
600,000	Aeropuertos Dominicanos Siglo XXI SA(e)	6.75%	03/30/2029	543,156
300,000	Banco de Reservas de la Republica Dominicana(g)	7.00%	02/01/2023	302,628
				845,784
Great Britain - 0.24%
710,000	Anglo American Capital PLC(g)	4.50%	03/15/2028	779,574
565,000	Barclays PLC(f)	3M US L + 1.38%	05/16/2024	560,043
510,000	Credit Agricole SA/London(g)	3.75%	04/24/2023	546,210
930,000	HSBC Holdings PLC(f)	3M US L + 1.38%	09/12/2026	915,547
350,000	Imperial Brands Finance PLC(g)	3.50%	07/26/2026	374,744
530,000	Lloyds Banking Group PLC(f)	3M US L + 1.21%	11/07/2028	576,259
450,000	Vedanta Resources Finance II PLC(g)	9.25%	04/23/2026	320,850
200,000	Vedanta Resources Finance II PLC(e)	9.25%	04/23/2026	142,600
				4,215,827

Principal Amount/Description		Rate	Maturity	Value
Guatemala - 0.02%
$300,000	Energuate Trust(e)	5.88%	05/03/2027	$295,818

Hong Kong - 0.04%
200,000	CNOOC Finance 2013, Ltd.	3.00%	05/09/2023	208,940
200,000	RKP Overseas Finance, Ltd.(d)	7.95%	Perpetual Maturity	182,857
400,000	RKPF Overseas, Ltd.(d)(f)	7.75%	Perpetual Maturity	380,000
				771,797
India - 0.11%
200,000	Adani Ports & Special Economic Zone, Ltd.(e)	3.95%	01/19/2022	202,314
200,000	Indian Oil Corp., Ltd.	5.75%	08/01/2023	216,322
950,000	Network i2i, Ltd.(d)(f)(g)	5.65%	Perpetual Maturity	924,350
800,000	Vedanta Resources, Ltd.(e)	6.13%	08/09/2024	555,697
				1,898,683
Indonesia - 0.12%
450,000	Bayan Resources Tbk PT(e)	6.13%	01/24/2023	423,879
1,000,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara(e)	5.50%	11/22/2021	1,047,625
589,550	Star Energy Geothermal Wayang Windu, Ltd.(e)	6.75%	04/24/2033	615,309
				2,086,813
Ireland - 0.11%
760,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.50%	01/15/2025	713,767
600,000	C&W Senior Financing DAC(e)	6.88%	09/15/2027	596,037
640,000	Shire Acquisitions Investments Ireland DAC	2.88%	09/23/2023	678,267
				1,988,071
Israel - 0.08%
100,000	Delek & Avner Tamar Bond, Ltd.(g)	5.08%	12/30/2023	99,792
100,000	Delek & Avner Tamar Bond, Ltd.(g)	5.41%	12/30/2025	98,344
1,100,000	Israel Electric Corp., Ltd.(g)	5.00%	11/12/2024	1,236,142
				1,434,278
Jamaica - 0.00%(k)
61,466	Digicel Group 0.5, Ltd.(g)(i)	8.00% (8.00%)	04/01/2025	16,903

Japan - 0.10%
550,000	Mitsubishi UFJ Financial Group, Inc.(f)	3M US L + 0.74%	03/02/2023	547,934
1,325,000	Sumitomo Mitsui Financial Group, Inc.(f)	3M US L + 0.74%	01/17/2023	1,321,060
				1,868,994
Luxembourg - 0.07%
600,000	JSL Europe SA(e)	7.75%	07/26/2024	595,500
550,000	Millicom International Cellular SA(e)	6.25%	03/25/2029	587,023
				1,182,523
Malaysia - 0.04%
200,000	CIMB Bank Bhd(f)	3M US L + 0.78%	10/09/2024	195,292
400,000	Malayan Banking Bhd(f)	3.91%	10/29/2026	406,070
200,000	TNB Global Ventures Capital Bhd	3.24%	10/19/2026	213,032
				814,394

Principal Amount/Description		Rate	Maturity	Value
Mauritius - 0.07%
$900,000	UPL Corp., Ltd.(d)(f)	5.25%	Perpetual Maturity	$821,250
400,000	UPL Corp., Ltd.(e)	3.25%	10/13/2021	399,930
				1,221,180
Mexico - 0.46%
700,000	Alpha Holding SA de CV(g)	9.00%	02/10/2025	626,500
200,000	Alpha Holding SA de CV(e)	9.00%	02/10/2025	179,000
500,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand(d)(f)	8.50%	Perpetual Maturity	481,765
650,000	BBVA Bancomer SA(e)(f)	5.13%	01/18/2033	606,999
650,000	Braskem Idesa SAPI(g)	7.45%	11/15/2029	609,577
300,000	Braskem Idesa SAPI(e)	7.45%	11/15/2029	281,343
400,000	Cemex SAB de CV(e)	7.75%	04/16/2026	409,304
522,500	Cometa Energia SA de CV(e)	6.38%	04/24/2035	546,167
1,200,000	Credito Real SAB de CV SOFOM ER(d)(e)(f)	9.13%	Perpetual Maturity	1,029,600
301,619	Fermaca Enterprises S RL(e)	6.38%	03/30/2038	321,978
800,000	Mexarrend SAPI de CV(g)	10.25%	07/24/2024	683,000
200,000	Mexarrend SAPI de CV(e)	10.25%	07/24/2024	170,750
750,000	Operadora de Servicios Mega SA de CV Sofom ER(g)	8.25%	02/11/2025	696,656
600,000	TV Azteca SAB de CV	8.25%	08/09/2024	264,687
200,000	Unifin Financiera SAB de CV(e)	7.38%	02/12/2026	149,988
200,000	Unifin Financiera SAB de CV(e)	8.38%	01/27/2028	148,875
1,400,000	Unifin Financiera SAB de CV(d)(e)(f)	8.88%	Perpetual Maturity	920,514
				8,126,703
Netherlands - 0.29%
400,000	AES Andres BV / Dominican Power Partners / Empresa Generadora de Electricidad It(g)	7.95%	05/11/2026	406,000
745,000	AES Andres BV / Dominican Power Partners / Empresa Generadora de Electricidad It(e)	7.95%	05/11/2026	756,175
200,000	Ajecorp BV(e)	6.50%	05/14/2022	197,703
950,000	Braskem Netherlands Finance BV(e)	5.88%	01/31/2050	838,613
256,500	Indo Energy Finance II BV(e)	6.38%	01/24/2023	241,007
800,000	Metinvest BV(e)	7.75%	10/17/2029	751,292
335,000	NXP BV / NXP Funding LLC / NXP USA, Inc.(g)	3.88%	06/18/2026	375,428
700,000	Petrobras Global Finance BV	6.90%	03/19/2049	738,850
200,000	Syngenta Finance NV	4.38%	03/28/2042	182,323
600,000	Syngenta Finance NV(e)	5.68%	04/24/2048	609,331
				5,096,722
New Zealand - 0.03%
520,000	Bank of New Zealand(g)	3.50%	02/20/2024	564,784

Panama - 0.05%
200,000	Aeropuerto Internacional de Tocumen SA(e)	5.63%	05/18/2036	215,500
150,000	Banco de Credito del Peru/Panama(e)(f)	7.043% - 3M US L	04/24/2027	159,750
300,000	Global Bank Corp.(f)(g)	3M US L + 3.30%	04/16/2029	308,250
200,000	Multibank, Inc.(e)	4.38%	11/09/2022	201,805
				885,305

Principal Amount/Description		Rate	Maturity	Value
Peru - 0.17%
$100,000	Banco BBVA Peru SA(e)	5.00%	08/26/2022	$106,101
200,000	Banco de Credito del Peru(g)	3.13%	07/01/2030	199,050
300,000	Camposol SA(g)	6.00%	02/03/2027	295,338
200,000	Credicorp, Ltd.(g)	2.75%	06/17/2025	199,430
1,150,000	Hunt Oil Co. of Peru LLC Sucursal Del Peru(e)	6.38%	06/01/2028	1,121,250
1,450,000	Peru LNG Srl(e)	5.38%	03/22/2030	1,145,225
				3,066,394
Philippines - 0.06%
600,000	BDO Unibank, Inc.	2.95%	03/06/2023	614,935
400,000	Union Bank of the Philippines	3.37%	11/29/2022	414,599
				1,029,534
Singapore - 0.23%
715,000	BOC Aviation, Ltd.(f)(g)	3M US L + 1.13%	09/26/2023	694,086
800,000	DBS Group Holdings, Ltd.(d)(f)	3.60%	Perpetual Maturity	804,250
200,000	Indika Energy Capital III Pte, Ltd.(e)	5.88%	11/09/2024	179,990
400,000	Medco Bell Pte, Ltd.(g)	6.38%	01/30/2027	343,209
600,000	Medco Oak Tree Pte, Ltd.(e)	7.38%	05/14/2026	560,514
400,000	ONGC Videsh Vankorneft Pte, Ltd.	3.75%	07/27/2026	412,642
200,000	PSA Treasury Pte, Ltd.	2.13%	09/05/2029	207,292
400,000	United Overseas Bank, Ltd.(f)	2.88%	03/08/2027	406,094
500,000	United Overseas Bank, Ltd.(d)(f)	3.88%	Perpetual Maturity	507,340
				4,115,417
South Korea - 0.01%
200,000	Korea East-West Power Co., Ltd.(g)	1.75%	05/06/2025	206,379

Spain - 0.11%
1,100,000	AI Candelaria Spain SLU(e)	7.50%	12/15/2028	1,114,916
800,000	Banco Santander SA(f)	3M US L + 1.09%	02/23/2023	789,817
				1,904,733
Switzerland - 0.05%
500,000	Credit Suisse Group AG(f)(g)	3M US L + 1.24%	06/12/2024	502,722
450,000	Walnut Bidco PLC(e)	9.13%	08/01/2024	459,972
				962,694
Thailand - 0.01%
200,000	PTTEP Treasury Center Co., Ltd.(g)	2.59%	06/10/2027	204,975

TOTAL FOREIGN CORPORATE BONDS
(Cost $82,780,351)				81,151,246

U.S. CORPORATE BONDS - 5.37%
Advertising - 0.03%
560,000	Interpublic Group of Cos., Inc.	5.40%	10/01/2048	618,045

Aerospace/Defense - 0.08%
405,000	Lockheed Martin Corp.	4.70%	05/15/2046	553,752
350,000	Northrop Grumman Corp.	5.15%	05/01/2040	467,310
30,000	TransDigm, Inc.(g)	8.00%	12/15/2025	31,661
220,000	TransDigm, Inc.(g)	6.25%	03/15/2026	220,242
75,000	TransDigm, Inc.	6.38%	06/15/2026	68,682
135,000	TransDigm, Inc.	5.50%	11/15/2027	118,222
90,000	Triumph Group, Inc.	7.75%	08/15/2025	68,062
				1,527,931

Principal Amount/Description		Rate	Maturity	Value
Agriculture - 0.14%
$795,000	Altria Group, Inc.	4.80%	02/14/2029	$927,381
1,270,000	BAT Capital Corp.	3.46%	09/06/2029	1,353,506
315,000	Pyxus International, Inc.(g)(h)	8.50%	04/15/2021	303,975
				2,584,862
Airlines - 0.02%
215,000	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets, Ltd.(g)	6.50%	06/20/2027	216,075
125,000	Southwest Airlines Co.	4.75%	05/04/2023	129,156
				345,231
Apparel - 0.02%
310,000	William Carter Co.(g)	5.50%	05/15/2025	320,269

Auto Manufacturers - 0.13%
110,000	Ford Motor Co.	9.00%	04/22/2025	119,144
200,000	Ford Motor Credit Co. LLC	5.75%	02/01/2021	201,686
200,000	Ford Motor Credit Co. LLC	4.39%	01/08/2026	189,907
865,000	General Motors Financial Co., Inc.(f)	3M US L + 0.99%	01/05/2023	834,077
25,000	General Motors Financial Co., Inc.	3.95%	04/13/2024	25,876
560,000	Hyundai Capital America(g)	2.65%	02/10/2025	563,539
355,000	Volkswagen Group of America Finance LLC(g)	4.25%	11/13/2023	388,910
				2,323,139
Auto Parts & Equipment - 0.01%
105,000	Clarios Global LP / Clarios US Finance Co.(g)	6.25%	05/15/2026	108,745

Banks - 0.21%
300,000	BBVA Bancomer SA(e)(f)	5.40%	11/12/2029	294,000
855,000	Citigroup, Inc.(f)	3M US L + 1.10%	05/17/2024	856,054
720,000	Goldman Sachs Group, Inc.(f)	3M US L + 1.17%	05/15/2026	715,142
350,000	JPMorgan Chase & Co.(f)	1D US SOFR + 2.04%	04/22/2031	370,444
500,000	Morgan Stanley(f)	3M US L + 1.34%	07/22/2028	563,022
470,000	Wells Fargo & Co.(f)	3M US L + 1.17%	06/17/2027	509,896
490,000	Wells Fargo & Co.(f)	3M US L + 1.17%	10/30/2030	524,085
				3,832,643
Beverages - 0.05%
550,000	Anheuser-Busch InBev Worldwide, Inc.	4.60%	04/15/2048	643,130
115,000	Constellation Brands, Inc.	3.15%	08/01/2029	123,523
35,000	Constellation Brands, Inc.	2.88%	05/01/2030	37,170
85,000	Keurig Dr Pepper, Inc.	3.80%	05/01/2050	97,413
				901,236
Building Materials - 0.06%
180,000	Builders FirstSource, Inc.(g)	6.75%	06/01/2027	184,804
140,000	Builders FirstSource, Inc.(g)	5.00%	03/01/2030	131,928
360,000	Carrier Global Corp.(g)	3.38%	04/05/2040	351,360
130,000	Griffon Corp.	5.75%	03/01/2028	128,700
275,000	Owens Corning	4.40%	01/30/2048	287,052
				1,083,844
Chemicals - 0.11%
215,000	DuPont de Nemours, Inc.	5.42%	11/15/2048	285,591
780,000	Illuminate Buyer LLC / Illuminate Holdings IV, Inc.(g)	9.00%	07/01/2028	815,100
700,000	Sasol Financing USA LLC	5.88%	03/27/2024	626,500

Principal Amount/Description		Rate	Maturity	Value
$200,000	Sasol Financing USA LLC	6.50%	09/27/2028	$177,832
				1,905,023
Coal - 0.01%
110,000	Peabody Energy Corp.(g)	6.00%	03/31/2022	71,844
170,000	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp.(g)	7.50%	06/15/2025	144,213
				216,057
Commercial Services - 0.06%
140,000	Allied Universal Holdco LLC / Allied Universal Finance Corp.(g)	6.63%	07/15/2026	147,454
160,000	Allied Universal Holdco LLC / Allied Universal Finance Corp.(g)	9.75%	07/15/2027	168,879
80,000	Jaguar Holding Co. II / PPD Development LP(g)	5.00%	06/15/2028	82,050
195,000	MPH Acquisition Holdings LLC(g)	7.13%	06/01/2024	182,078
45,000	RELX Capital, Inc.	3.00%	05/22/2030	48,790
125,000	United Rentals North America, Inc.	6.50%	12/15/2026	131,488
160,000	United Rentals North America, Inc.	5.25%	01/15/2030	165,570
197,000	Verscend Escrow Corp.(g)	9.75%	08/15/2026	212,824
				1,139,133
Computers - 0.15%
545,000	Apple, Inc.	4.65%	02/23/2046	747,456
515,000	Dell International LLC / EMC Corp.(g)	6.10%	07/15/2027	595,709
110,000	DXC Technology Co.	4.00%	04/15/2023	115,523
240,000	DXC Technology Co.	4.13%	04/15/2025	255,806
780,000	Flexential Intermediate Corp.(g)	11.25%	08/01/2024	778,537
190,000	NetApp, Inc.	1.88%	06/22/2025	192,695
				2,685,726
Distribution/Wholesale - 0.01%
160,000	Performance Food Group, Inc.(g)	5.50%	10/15/2027	154,693

Diversified Financial Services - 0.26%
813,000	Air Lease Corp.	3.75%	02/01/2022	822,098
220,000	Capital One Financial Corp.(f)	3M US L + 0.72%	01/30/2023	216,152
690,000	Charles Schwab Corp.	3.55%	02/01/2024	757,297
1,055,000	Discover Financial Services	4.10%	02/09/2027	1,153,891
140,000	Nationstar Mortgage Holdings, Inc.(g)	8.13%	07/15/2023	144,033
95,000	Navient Corp.	5.00%	03/15/2027	80,009
265,000	NFP Corp.(g)	6.88%	07/15/2025	255,122
165,000	Springleaf Finance Corp.	6.63%	01/15/2028	163,629
745,000	Synchrony Financial	3.95%	12/01/2027	779,070
265,000	Tempo Acquisition LLC / Tempo Acquisition Finance Corp.(g)	6.75%	06/01/2025	269,138
				4,640,439
Electric - 0.39%
210,000	Arizona Public Service Co.	3.35%	05/15/2050	224,867
155,000	Calpine Corp.(g)	5.13%	03/15/2028	151,842
55,000	Duke Energy Corp.	3.75%	09/01/2046	62,389
485,000	Duke Energy Corp.	3.95%	08/15/2047	568,175
535,000	Duke Energy Progress LLC	4.15%	12/01/2044	655,368
175,000	Entergy Corp.	2.80%	06/15/2030	184,694
105,000	FirstEnergy Corp.	2.25%	09/01/2030	105,444
240,000	General Electric Co.	5.88%	01/14/2038	268,801
715,000	Georgia Power Co.	2.20%	09/15/2024	750,891
1,100,000	ITC Holdings Corp.	3.25%	06/30/2026	1,206,770
275,000	Monongahela Power Co.(g)	5.40%	12/15/2043	385,004

Principal Amount/Description		Rate	Maturity	Value
$500,000	NextEra Energy Capital Holdings, Inc.	2.25%	06/01/2030	$514,751
65,000	PG&E Corp.	5.00%	07/01/2028	64,919
370,000	Pinnacle West Capital Corp.	1.30%	06/15/2025	375,808
255,000	PSEG Power LLC	3.85%	06/01/2023	275,565
1,000,000	Virginia Electric and Power Co.	3.50%	03/15/2027	1,135,516
				6,930,804
Electrical Components & Equipment - 0.01%
175,000	Energizer Holdings, Inc.(g)	4.75%	06/15/2028	172,107

Electronics - 0.02%
390,000	Arrow Electronics, Inc.	3.88%	01/12/2028	408,891

Engineering & Construction - 0.02%
400,000	SBA Tower Trust(g)	3.17%	04/11/2022	404,396

Entertainment - 0.09%
150,000	Cedar Fair LP(g)	5.25%	07/15/2029	135,872
160,000	Colt Merger Sub, Inc.(g)	6.25%	07/01/2025	159,152
160,000	Eldorado Resorts, Inc.	6.00%	04/01/2025	166,983
210,000	Lions Gate Capital Holdings LLC(g)	6.38%	02/01/2024	205,404
150,000	Live Nation Entertainment, Inc.(g)	6.50%	05/15/2027	154,781
220,000	Live Nation Entertainment, Inc.(g)	4.75%	10/15/2027	189,773
135,000	Scientific Games International, Inc.(g)	7.25%	11/15/2029	108,228
305,000	Six Flags Theme Parks, Inc.(g)	7.00%	07/01/2025	316,628
180,000	Twin River Worldwide Holdings, Inc.(g)	6.75%	06/01/2027	171,641
				1,608,462
Environmental Control - 0.03%
610,000	Waste Management, Inc.	4.00%	07/15/2039	630,362

Food - 0.21%
100,000	B&G Foods, Inc.	5.25%	04/01/2025	100,850
80,000	B&G Foods, Inc.	5.25%	09/15/2027	80,275
185,000	Campbell Soup Co.	2.38%	04/24/2030	191,979
40,000	JBS USA LUX SA / JBS USA Finance, Inc.(g)	5.88%	07/15/2024	40,613
25,000	JBS USA LUX SA / JBS USA Finance, Inc.(g)	5.75%	06/15/2025	25,375
230,000	JBS USA LUX SA / JBS USA Finance, Inc.(g)	6.75%	02/15/2028	243,471
63,000	Kraft Heinz Foods Co.	3.95%	07/15/2025	67,359
75,000	Kraft Heinz Foods Co.	5.00%	07/15/2035	82,583
205,000	Kraft Heinz Foods Co.	5.20%	07/15/2045	222,557
825,000	Kroger Co.	3.40%	04/15/2022	860,186
90,000	Mondelez International, Inc.	2.13%	04/13/2023	93,277
210,000	Mondelez International, Inc.	1.50%	05/04/2025	214,265
130,000	Pilgrim's Pride Corp.(g)	5.88%	09/30/2027	130,327
180,000	Post Holdings, Inc.(g)	4.63%	04/15/2030	176,967
684,000	Smithfield Foods, Inc.(g)	4.25%	02/01/2027	699,731
465,000	Sysco Corp.	3.30%	02/15/2050	435,670
25,000	US Foods, Inc.(g)	6.25%	04/15/2025	25,547
				3,691,032
Food Service - 0.02%
275,000	Aramark Services, Inc.(g)	6.38%	05/01/2025	284,489

Healthcare-Products - 0.04%
145,000	Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA(g)	7.38%	06/01/2025	147,628

Principal Amount/Description		Rate	Maturity	Value
$505,000	Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA(g)	7.25%	02/01/2028	$514,585
				662,213
Healthcare-Services - 0.12%
265,000	Anthem, Inc.	2.38%	01/15/2025	281,021
235,000	HCA, Inc.	5.38%	09/01/2026	256,432
120,000	HCA, Inc.	4.13%	06/15/2029	132,489
85,000	Health Care Service Corp. A Mutual Legal Reserve Co.(g)	3.20%	06/01/2050	87,013
85,000	LifePoint Health, Inc.(g)	6.75%	04/15/2025	87,975
145,000	LifePoint Health, Inc.(g)	4.38%	02/15/2027	137,387
45,000	Molina Healthcare, Inc.(g)	4.38%	06/15/2028	45,197
935,000	Radiology Partners, Inc.(g)	9.25%	02/01/2028	883,575
155,000	Select Medical Corp.(g)	6.25%	08/15/2026	157,043
130,000	West Street Merger Sub, Inc.(g)	6.38%	09/01/2025	126,180
				2,194,312
Insurance - 0.17%
125,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer(g)	6.75%	10/15/2027	124,789
520,000	Athene Global Funding(g)	3.00%	07/01/2022	532,837
785,000	Equitable Holdings, Inc.	3.90%	04/20/2023	840,588
160,000	GTCR AP Finance, Inc.(g)	8.00%	05/15/2027	165,269
340,000	Prudential Financial, Inc.	3.91%	12/07/2047	387,039
835,000	Willis North America, Inc.	4.50%	09/15/2028	975,366
				3,025,888
Internet - 0.03%
350,000	Expedia Group, Inc.	3.80%	02/15/2028	336,548
125,000	Uber Technologies, Inc.(g)	7.50%	09/15/2027	125,287
				461,835
Investment Companies - 0.54%
5,000,000	Business Development Corp. of America(g)	5.38%	05/30/2023	4,455,228
5,000,000	FS KKR Capital Corp.	4.75%	05/15/2022	4,961,162
180,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp.	5.25%	05/15/2027	174,262
				9,590,652
Leisure Time - 0.02%
50,000	Carnival Corp.(g)	11.50%	04/01/2023	54,122
55,000	Viking Cruises, Ltd.(g)	13.00%	05/15/2025	58,265
290,000	Viking Cruises, Ltd.(g)	5.88%	09/15/2027	173,329
				285,716
Lodging - 0.03%
200,000	Boyd Gaming Corp.(g)	4.75%	12/01/2027	172,068
30,000	Hilton Domestic Operating Co., Inc.(g)	5.38%	05/01/2025	30,019
30,000	Hilton Domestic Operating Co., Inc.(g)	5.75%	05/01/2028	30,431
275,000	MGM Resorts International	6.75%	05/01/2025	273,475
				505,993
Machinery-Construction & Mining - 0.00%(k)
80,000	BWX Technologies, Inc.(g)	4.13%	06/30/2028	80,100

Machinery-Diversified - 0.01%
240,000	John Deere Capital Corp.	3.45%	01/10/2024	263,594

Manufactured Goods - 0.01%
105,000	Gates Global LLC / Gates Corp.(g)	6.25%	01/15/2026	104,168

Principal Amount/Description		Rate	Maturity	Value
Media - 0.10%
$105,000	Cengage Learning, Inc.(g)	9.50%	06/15/2024	$73,883
485,000	Charter Communications Operating LLC / Charter Communications Operating Capital	4.91%	07/23/2025	556,527
165,000	Clear Channel Worldwide Holdings, Inc.(g)	5.13%	08/15/2027	158,690
320,000	Comcast Corp.	3.40%	04/01/2030	365,146
135,000	Diamond Sports Group LLC / Diamond Sports Finance Co.(g)	5.38%	08/15/2026	98,539
245,000	Gray Television, Inc.(g)	7.00%	05/15/2027	251,774
35,000	iHeartCommunications, Inc.	8.38%	05/01/2027	32,137
90,000	Nexstar Broadcasting, Inc.(g)	5.63%	07/15/2027	90,228
130,000	Scripps Escrow, Inc.(g)	5.88%	07/15/2027	123,395
				1,750,319
Mining - 0.04%
195,000	Arconic Corp.(g)	6.13%	02/15/2028	195,502
400,000	Freeport-McMoRan, Inc.	5.45%	03/15/2043	393,354
80,000	Novelis Corp.(g)	4.75%	01/30/2030	76,599
				665,455
Oil & Gas - 0.37%
95,000	Apache Corp.	4.38%	10/15/2028	83,931
715,000	Brooklyn Union Gas Co.(g)	4.49%	03/04/2049	890,517
715,000	CNOOC Finance 2015 USA, LLC	3.75%	05/02/2023	761,589
390,000	East Ohio Gas Co.(g)	3.00%	06/15/2050	391,273
110,000	EOG Resources, Inc.	4.38%	04/15/2030	131,203
100,000	EQT Corp.	6.13%	02/01/2025	99,826
265,000	Exxon Mobil Corp.	2.61%	10/15/2030	283,140
165,000	Exxon Mobil Corp.	4.23%	03/19/2040	200,096
175,000	Gulfport Energy Corp.	6.38%	05/15/2025	87,929
430,000	Halliburton Co.	2.92%	03/01/2030	408,661
140,000	Hilcorp Energy I LP / Hilcorp Finance Co.(g)	6.25%	11/01/2028	112,848
65,000	Indigo Natural Resources LLC(g)	6.88%	02/15/2026	60,655
800,000	Kosmos Energy, Ltd.(e)	7.13%	04/04/2026	705,872
630,000	Marathon Petroleum Corp.	5.13%	12/15/2026	725,489
175,000	NiSource, Inc.	3.60%	05/01/2030	200,364
170,000	Oasis Petroleum, Inc.	6.88%	03/15/2022	28,581
145,000	Occidental Petroleum Corp.	4.10%	02/01/2021	146,305
75,000	Occidental Petroleum Corp.	8.00%	07/15/2025	75,469
110,000	Occidental Petroleum Corp.	3.50%	08/15/2029	80,949
145,000	Parsley Energy LLC / Parsley Finance Corp.(g)	5.63%	10/15/2027	143,161
265,000	PBF Holding Co. LLC / PBF Finance Corp.(g)	9.25%	05/15/2025	283,384
140,000	QEP Resources, Inc.	5.63%	03/01/2026	89,342
110,000	Sunoco LP / Sunoco Finance Corp.	6.00%	04/15/2027	109,151
135,000	Transocean, Inc.(g)	8.00%	02/01/2027	76,444
220,000	USA Compression Partners LP / USA Compression Finance Corp.	6.88%	09/01/2027	209,328
95,000	WPX Energy, Inc.	5.88%	06/15/2028	91,200
95,000	WPX Energy, Inc.	4.50%	01/15/2030	84,128
				6,560,835
Packaging & Containers - 0.06%
185,000	Flex Acquisition Co., Inc.(g)	6.88%	01/15/2025	179,101
185,000	Silgan Holdings, Inc.(g)	4.13%	02/01/2028	183,844

Principal Amount/Description		Rate	Maturity	Value
$626,000	WRKCo, Inc.	3.75%	03/15/2025	$694,734
				1,057,679
Pharmaceuticals - 0.29%
100,000	AbbVie, Inc.	4.70%	05/14/2045	125,433
285,000	Bausch Health Cos., Inc.(g)	6.25%	02/15/2029	286,960
1,015,000	Becton Dickinson and Co.	2.89%	06/06/2022	1,050,603
595,000	Bristol-Myers Squibb Co.(g)	4.35%	11/15/2047	792,352
355,000	Cigna Corp.(f)	3M US L + 0.89%	07/15/2023	356,952
340,000	Cigna Corp.	4.90%	12/15/2048	450,166
290,000	CVS Health Corp.	5.05%	03/25/2048	377,840
787,000	Eli Lilly and Co.	2.25%	05/15/2050	756,964
620,000	Merck & Co., Inc.	3.40%	03/07/2029	715,759
215,000	Upjohn, Inc.(g)	1.65%	06/22/2025	219,440
				5,132,469
Pipelines - 0.19%
73,000	Antero Midstream Partners LP / Antero Midstream Finance Corp.(g)	5.75%	03/01/2027	57,900
80,000	Cheniere Energy Partners LP	5.25%	10/01/2025	79,816
130,000	Cheniere Energy Partners LP	5.63%	10/01/2026	129,119
275,000	Enable Midstream Partners LP	4.40%	03/15/2027	253,734
775,000	Energy Transfer Operating LP	4.75%	01/15/2026	846,991
175,000	EQM Midstream Partners LP(g)	6.50%	07/01/2027	179,695
180,000	Hess Midstream Operations LP(g)	5.13%	06/15/2028	173,405
598,000	Kinder Morgan Energy Partners LP	6.95%	01/15/2038	793,452
180,000	ONEOK, Inc.	3.40%	09/01/2029	175,729
335,000	Sabine Pass Liquefaction LLC	5.00%	03/15/2027	375,074
170,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.(g)	5.50%	03/01/2030	164,315
120,000	Western Midstream Operating LP	3.10%	02/01/2025	113,974
				3,343,204
REITS - 0.33%
555,000	Alexandria Real Estate Equities, Inc.	4.00%	01/15/2024	614,090
705,000	American Tower Corp.	3.60%	01/15/2028	788,130
885,000	Boston Properties LP	3.40%	06/21/2029	977,592
800,000	Crown Castle International Corp.	3.70%	06/15/2026	892,927
200,000	Crown Castle International Corp.	3.65%	09/01/2027	223,102
120,000	Equinix, Inc.	1.80%	07/15/2027	120,724
198,000	ESH Hospitality, Inc.(g)	5.25%	05/01/2025	191,857
94,000	MPT Operating Partnership LP / MPT Finance Corp.	5.25%	08/01/2026	97,798
190,000	National Retail Properties, Inc.	2.50%	04/15/2030	181,879
660,000	Public Storage	3.39%	05/01/2029	762,751
55,000	Realogy Group LLC / Realogy Co.-Issuer Corp.(g)	7.63%	06/15/2025	55,000
75,000	Simon Property Group LP	2.45%	09/13/2029	74,431
795,000	Welltower, Inc.	3.95%	09/01/2023	856,874
				5,837,155
Retail - 0.20%
27,000	Asbury Automotive Group, Inc.(g)	4.50%	03/01/2028	26,274
27,000	Asbury Automotive Group, Inc.(g)	4.75%	03/01/2030	26,393
235,000	Beacon Roofing Supply, Inc.(g)	4.88%	11/01/2025	210,365
60,000	Carvana Co.(g)	8.88%	10/01/2023	60,356
120,000	Costco Wholesale Corp.	1.75%	04/20/2032	122,267
450,000	Dollar Tree, Inc.	4.00%	05/15/2025	507,044
235,000	Golden Nugget, Inc.(g)	6.75%	10/15/2024	169,200

Principal Amount/Description		Rate	Maturity	Value
$335,000	Home Depot, Inc.	3.90%	06/15/2047	$410,384
195,000	IRB Holding Corp.(g)	6.75%	02/15/2026	186,919
165,000	McDonald's Corp.	3.60%	07/01/2030	190,174
325,000	McDonald's Corp.	4.45%	03/01/2047	395,973
35,000	Nordstrom, Inc.(g)	8.75%	05/15/2025	37,696
190,000	PetSmart, Inc.(g)	7.13%	03/15/2023	187,728
66,000	PetSmart, Inc.(g)	5.88%	06/01/2025	66,370
185,000	Staples, Inc.(g)	7.50%	04/15/2026	145,757
650,000	Target Corp.	3.38%	04/15/2029	752,113
55,000	Yum! Brands, Inc.(g)	7.75%	04/01/2025	59,434
				3,554,447
Semiconductors - 0.12%
225,000	Broadcom, Inc.(g)	3.15%	11/15/2025	239,175
300,000	Lam Research Corp.	2.88%	06/15/2050	310,942
645,000	Marvell Technology Group, Ltd.	4.20%	06/22/2023	693,845
305,000	Micron Technology, Inc.	2.50%	04/24/2023	316,991
170,000	Texas Instruments, Inc.	1.75%	05/04/2030	172,930
355,000	Xilinx, Inc.	2.38%	06/01/2030	366,472
				2,100,355
Software - 0.05%
155,000	Dun & Bradstreet Corp.(g)	6.88%	08/15/2026	164,663
190,000	Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho(g)	10.00%	11/30/2024	198,095
435,000	Oracle Corp.	3.85%	04/01/2060	511,716
				874,474
Special Purpose Banks - 0.01%
160,000	Caesars Resort Collection LLC / CRC Finco, Inc.(g)	5.25%	10/15/2025	139,442

Telecommunications - 0.34%
500,000	AT&T, Inc.	4.30%	02/15/2030	584,615
1,140,000	AT&T, Inc.	5.25%	03/01/2037	1,410,785
160,000	CenturyLink, Inc.(g)	5.13%	12/15/2026	159,849
145,000	CenturyLink, Inc.(g)	4.00%	02/15/2027	140,681
345,000	Corning, Inc.	4.38%	11/15/2057	398,870
155,000	Frontier Communications Corp.(g)(h)	8.00%	04/01/2027	157,585
120,000	Gogo Intermediate Holdings LLC / Gogo Finance Co., Inc.(g)	9.88%	05/01/2024	101,713
80,000	GTT Communications, Inc.(g)	7.88%	12/31/2024	42,250
1,245,000	Intelsat Jackson Holdings SA(g)(h)	8.50%	10/15/2024	752,534
180,000	Level 3 Financing, Inc.(g)	4.63%	09/15/2027	181,862
255,000	Level 3 Financing, Inc.(g)	4.25%	07/01/2028	255,938
150,000	T-Mobile USA, Inc.(g)	3.50%	04/15/2025	163,784
80,000	T-Mobile USA, Inc.(g)	1.50%	02/15/2026	80,194
500,000	Verizon Communications, Inc.	3.15%	03/22/2030	566,336
720,000	Verizon Communications, Inc.	4.40%	11/01/2034	895,634
155,000	Zayo Group Holdings, Inc.(g)	4.00%	03/01/2027	147,371
85,000	Zayo Group Holdings, Inc.(g)	6.13%	03/01/2028	82,809
				6,122,810
Transportation - 0.12%
345,000	Burlington Northern Santa Fe LLC	3.05%	02/15/2051	376,346
660,000	CSX Corp.	3.80%	11/01/2046	750,510
330,000	FedEx Corp.	4.75%	11/15/2045	364,276
30,000	Kenan Advantage Group, Inc.(g)	7.88%	07/31/2023	26,509
500,000	Union Pacific Corp.	3.70%	03/01/2029	584,671
				2,102,312

Principal Amount/Description		Rate	Maturity	Value
Trucking & Leasing - 0.02%
$405,000	Penske Truck Leasing Co. LP / PTL Finance Corp.(g)	4.20%	04/01/2027	$437,644

Water - 0.02%
355,000	Essential Utilities, Inc.	2.70%	04/15/2030	371,859

TOTAL U.S. CORPORATE BONDS
(Cost $93,182,196)				95,742,489

CONVERTIBLE CORPORATE BONDS - 0.72%
5,871,438	BlackRock TCP Capital Corp.	4.63%	03/01/2022	5,754,147
91,897	Digicel Group 0.5, Ltd.(d)(g)(i)	7.00%	12/31/2049	7,811
1,500,000	Goldman Sachs BDC, Inc.	4.50%	04/01/2022	1,492,500
6,000,000	New Mountain Finance Corp.	5.75%	08/15/2023	5,647,500

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $12,564,066)				12,901,958

FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES - 0.40%
200,000	Abu Dhabi Government International Bond(g)	2.50%	04/16/2025	211,162
200,000	Abu Dhabi Government International Bond(g)	3.13%	04/16/2030	220,863
200,000	Dominican Republic International Bond(g)	4.50%	01/30/2030	181,900
800,000	Dominican Republic International Bond(g)	6.40%	06/05/2049	736,000
600,000	Export Import Bank of Thailand(f)	3M US L + 0.90%	11/20/2023	591,141
200,000	Guatemala Government Bond(g)	5.38%	04/24/2032	221,500
900,000	Indonesia Government International Bond	3.85%	10/15/2030	1,003,412
285,000	Mexico Government International Bond	4.15%	03/28/2027	305,484
875,000	Mexico Government International Bond	3.75%	01/11/2028	912,472
200,000	Mexico Government International Bond	4.75%	04/27/2032	221,000
400,000	Mexico Government International Bond	5.00%	04/27/2051	432,400
200,000	Peruvian Government International Bond	2.39%	01/23/2026	208,100
200,000	Philippine Government International Bond	2.46%	05/05/2030	210,182
200,000	Qatar Government International Bond(e)	3.88%	04/23/2023	214,978
400,000	Qatar Government International Bond(e)	3.38%	03/14/2024	429,157
400,000	Saudi Government International Bond(g)	2.90%	10/22/2025	425,180
200,000	Saudi Government International Bond(e)	2.38%	10/26/2021	203,268

Principal Amount/Description		Rate	Maturity	Value
$400,000	Saudi Government International Bond(e)	2.88%	03/04/2023	$418,006

TOTAL FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES
(Cost $6,903,828)				7,146,205

BANK LOANS - 1.10%(f)
Canada - 0.09%
940,000	Kronos Acquisition Intermediate, Inc., First Lien - Initial Term Loan	2M US L + 4.00%, 1.00% Floor	05/15/2023	898,231
655,000	Titan Acquisition, Ltd., First Lien - Initial Term Loan	3M US L + 3.00%	03/28/2025	601,784
				1,500,015
Ireland - 0.03%
522,306	ION Trading Technologies S.A.R.L., First Lien - 2018 Initial Dollar Term Loan	3M US L + 4.00%, 1.00% Floor	11/21/2024	504,958

Luxembourg - 0.02%
577,100	Travelport Finance Luxembourg Sarl, First Lien - Initial Term Loan	3M US L + 5.00%	05/29/2026	384,952

United States - 0.96%
1,270,471	Air Methods Corp., First Lien - Initial Term Loan	3M US L + 3.50%, 1.00% Floor	04/22/2024	1,054,224
1,210,844	American Tire Distributors, Inc., First Lien - Initial Term Loan	1M US L + 7.50%, 1.00% Floor	09/02/2024	809,534
560,000	Avaya, Inc., First Lien - Tranche B Term Loan	1M US L + 4.25%	12/15/2024	518,840
1,440,468	BI-LO LLC, First Lien - Initial Term Loan(l)	3M US L + 8.00%, 1.00% Floor	05/31/2024	1,433,864
750,000	Castle US Holding Corp., First Lien - Initial Dollar Term Loan	3M US L + 3.75%	01/29/2027	688,125
1,022,036	Cengage Learning, Inc., First Lien - 2016 Refinancing Term Loan	3M US L + 4.25%, 1.00% Floor	06/07/2023	832,959
783,447	Cvent, Inc., First Lien Term Loan	1M US L + 3.75%	11/29/2024	679,640
113,345	Dhanani Group, Inc., First Lien Term Loan	1M US L + 3.75%	07/20/2025	105,552
1,066,232	Forterra Finance LLC, First Lien - Replacement Term Loan	1M US L + 3.00%, 1.00% Floor	10/25/2023	1,039,576
457,659	Global Medical Response, Inc., First Lien - 2018 New Term Loan	3M US L + 4.25%, 1.00% Floor	03/14/2025	439,067
777,600	Granite US Holdings Corp., First Lien - B Term Loan	3M US L + 5.25%	09/30/2026	684,288
1,374,583	Gulf Finance LLC, First Lien - Tranche B Term Loan	1M US L + 5.25%, 1.00% Floor	08/25/2023	899,204
273,316	Klockner Pentaplast of America, Inc., First Lien - Dollar Term Loan	3M US L + 4.25%, 1.00% Floor	06/30/2022	257,308
302,713	Lower Cadence Holdings LLC, First Lien - Initial Term Loan	1M US L + 4.00%	05/22/2026	270,928
437,633	McDermott International, Inc., First Lien Term Loan(h)	3M US L + 6.00%	05/09/2025	160,559
46,341	McDermott Technology , Inc., First Lien - Facility (Superpriority DIP) Term Loan	3M US L + 9.00%, 1.00% Floor	10/21/2020	46,179

Principal Amount/Description		Rate	Maturity	Value
$112,090	McDermott Technology Americas, Inc., First Lien - Refinanced Term Loan	3M US L + 9.00%, 1.00% Floor	10/21/2020	$111,698
1,141,353	Minotaur Acquisition, Inc., First Lien - B Term Loan	1M US L + 5.00%	03/27/2026	1,060,505
495,642	Misys, Ltd., First Lien - Dollar Term Loan	3M US L + 3.50%, 1.00% Floor	06/13/2024	435,603
1,135,000	Mitchell International, Inc., Second Lien - Initial Term Loan	1M US L + 7.25%	12/01/2025	1,015,825
475,223	MLN US HoldCo LLC, First Lien - B Term Loan	1M US L + 4.50%	11/30/2025	392,358
1,150,000	MPH Acquisition Holdings LLC, First Lien - Initial Term Loan	3M US L + 2.75%, 1.00% Floor	06/07/2023	1,096,651
1,034,694	Peak 10 Holding Corp., First Lien - Initial Term Loan	3M US L + 3.50%	08/01/2024	836,809
532,304	Radiology Partners, Inc., First Lien - B Term Loan	3M US L + 4.25%	07/09/2025	497,327
562,139	Solenis Holdings LLC, First Lien - Initial Dollar Term Loan	3M US L + 4.00%	06/26/2025	542,231
230,000	Solenis Holdings LLC, Second Lien - Initial Term Loan	3M US L + 8.50%	06/26/2026	201,195
989,897	Team Health Holdings, Inc., First Lien - Initial Term Loan	1M US L + 2.75%, 1.00% Floor	02/06/2024	764,701
260,000	TIBCO Software, Inc., Second Lien	1M US L + 7.25%	03/03/2028	252,039
				17,126,789

TOTAL BANK LOANS
(Cost $21,117,224)				19,516,714

COLLATERALIZED LOAN OBLIGATIONS - 2.56%
	Adams Mill CLO, Ltd.
500,000	Series 2014-1A(f)(g)	3M US L + 3.50%	07/15/2026	476,061
	AIMCO CLO
500,000	Series 2018-AA(f)(g)	3M US L + 2.55%	04/17/2031	454,750
	AIMCO CLO 10, Ltd.
1,000,000	Series 2019-10A(f)(g)	3.55% - 3M US L	07/22/2032	967,501
	Apidos CLO XII
500,000	Series 2018-12A(f)(g)	3M US L + 2.60%	04/15/2031	432,994
	Apidos CLO XX
500,000	Series 2018-20A(f)(g)	3M US L + 2.95%	07/16/2031	466,119
	Apidos CLO XXI
500,000	Series 2018-21A(f)(g)	3M US L + 2.45%	07/18/2027	455,149
1,000,000	Series 2018-21A(f)(g)	3M US L + 8.25%	07/18/2027	664,644
	Apidos CLO XXIV
1,000,000	Series 2018-24A(f)(g)	3M US L + 5.80%	10/20/2030	807,269
	Apres Static CLO 2, Ltd.
500,000	Series 2020-1A(f)(g)	3M US L + 4.85%	04/15/2028	487,631
	Avery Point VI CLO, Ltd.
500,000	Series 2018-6A(f)(g)	3M US L + 1.05%	08/05/2027	494,678
	Babson CLO, Ltd.
500,000	Series 2018-IA(f)(g)	3M US L + 2.60%	01/20/2031	439,066
	Barings CLO, Ltd.
500,000	Series 2017-1A(f)(g)	3M US L + 3.60%	07/18/2029	494,543
500,000	Series 2018-4A(f)(g)	3M US L + 5.82%	10/15/2030	432,268
1,000,000	Series 2019-1A(f)(g)	3M US L + 6.68%	04/15/2031	905,801
500,000	Series 2019-2A(f)(g)	3.85% - 3M US L	04/15/2031	486,910

Principal Amount/Description		Rate	Maturity	Value
	Beechwood Park CLO, Ltd.
$500,000	Series 2019-1A(f)(g)	3M US L + 7.50%	01/17/2033	$488,627
	BlueMountain CLO, Ltd.
500,000	Series 2018-3A(f)(g)	3M US L + 2.60%	04/20/2031	423,559
	Buttermilk Park CLO, Ltd.
1,000,000	Series 2018-1A(f)(g)	3M US L + 5.75%	10/15/2031	864,113
	Canyon Capital CLO, Ltd.
500,000	Series 2017-1A(f)(g)	3M US L + 3.60%	07/15/2030	481,929
1,000,000	Series 2018-1A(f)(g)	3M US L + 2.75%	01/30/2031	889,564
1,500,000	Series 2018-1A(f)(g)	3M US L + 5.50%	01/30/2031	1,252,309
1,000,000	Series 2018-1A(f)(g)	3M US L + 5.75%	07/15/2031	858,504
500,000	Series 2018-1A(f)(g)	3M US L + 2.80%	07/15/2031	454,290
500,000	Series 2018-1RA(f)(g)	3M US L + 3.00%	07/15/2030	461,107
	Canyon CLO, Ltd.
500,000	Series 2018-1A(f)(g)	3M US L + 2.90%	07/15/2031	452,797
	Carlyle Global Market Strategies CLO, Ltd.
1,034,035	Series 2018-2RA(f)(g)	3M US L + 5.35%	05/15/2031	770,484
500,000	Series 2018-3A(f)(g)	3M US L + 2.85%	07/28/2028	449,639
	Chenango Park CLO, Ltd.
500,000	Series 2018-1A(f)(g)	3M US L + 3.00%	04/15/2030	468,217
1,000,000	Series 2018-1A(f)(g)	3M US L + 5.80%	04/15/2030	867,349
	Cook Park CLO, Ltd.
500,000	Series 2018-1A(f)(g)	3M US L + 2.60%	04/17/2030	455,746
	Crown Point CLO IV, Ltd.
500,000	Series 2018-4A(f)(g)	3M US L + 1.90%	04/20/2031	473,065
	Dorchester Park CLO DAC
500,000	Series 2018-1A(f)(g)	3M US L + 2.40%	04/20/2028	460,238
875,000	Series 2018-1A(f)(g)	3M US L + 5.00%	04/20/2028	770,468
	Dryden 57 CLO, Ltd.
500,000	Series 2018-57A(f)(g)	3M US L + 2.55%	05/15/2031	453,814
	Dryden 60 CLO, Ltd.
1,000,000	Series 2018-60A(f)(g)	3M US L + 3.00%	07/15/2031	935,873
	Dryden 77 CLO, Ltd.
800,000	Series 2020-77A(f)(g)	3M US L + 5.14%	05/20/2031	795,182
	Elmwood CLO II, Ltd.
1,000,000	Series 2019-2A(f)(g)	3M US L + 2.10%	04/20/2031	988,353
	Fillmore Park CLO, Ltd.
500,000	Series 2018-1A(f)(g)	3M US L + 2.90%	07/15/2030	469,018
1,000,000	Series 2018-1A(f)(g)	3M US L + 5.40%	07/15/2030	866,718
	Gilbert Park CLO, Ltd.
1,000,000	Series 2017-1A(f)(g)	3M US L + 6.40%	10/15/2030	918,599
	Goldentree Loan Management US CLO, Ltd.
1,000,000	Series 2018-3A(f)(g)	3M US L + 2.85%	04/20/2030	927,812
	Longfellow Place CLO, Ltd.
496,848	Series 2017-1A(f)(g)	3M US L + 1.34%	04/15/2029	481,740
	Myers Park CLO, Ltd.
500,000	Series 2018-1A(f)(g)	3M US L + 3.05%	10/20/2030	472,902
1,000,000	Series 2018-1A(f)(g)	3M US L + 5.50%	10/20/2030	860,419
	Neuberger Berman CLO XXIII, Ltd.
1,000,000	Series 2018-23A(f)(g)	3M US L + 5.75%	10/17/2027	921,338
	PPM CLO 3, Ltd.
1,000,000	Series 2019-3A(f)(g)	3.70% - 3M US L	07/17/2030	970,178
	Stewart Park CLO, Ltd.
500,000	Series 2018-1A(f)(g)	3M US L + 2.60%	01/15/2030	456,764
	Symphony CLO XVII, Ltd.
1,500,000	Series 2018-17A(f)(g)	3M US L + 2.65%	04/15/2028	1,394,549

Principal Amount/Description		Rate	Maturity	Value
	Thayer Park CLO, Ltd.
$500,000	Series 2017-1A(f)(g)	3M US L + 6.10%	04/20/2029	$441,464
	THL Credit Wind River CLO, Ltd.
500,000	Series 2017-1A(f)(g)	3M US L + 3.75%	04/18/2029	473,906
500,000	Series 2018-1A(f)(g)	2.90% - 3M US L	07/15/2030	444,868
2,000,000	Series 2018-1A(f)(g)	5.50% - 3M US L	07/15/2030	1,656,242
1,000,000	Series 2018-1A(f)(g)	3M US L + 3.00%	07/18/2031	823,077
1,000,000	Series 2018-2A(f)(g)	3M US L + 5.75%	07/15/2030	839,479
1,000,000	Series 2018-3A(f)(g)	3M US L + 6.22%	10/22/2031	753,047
	Tryon Park CLO, Ltd.
1,000,000	Series 2018-1A(f)(g)	3M US L + 5.95%	04/15/2029	881,781
	Venture XX CLO, Ltd.
1,000,000	Series 2017-20A(f)(g)	3M US L + 1.90%	04/15/2027	960,000
	VERDE CLO, Ltd.
1,000,000	Series 2019-1A(f)(g)	3.80% - 3M US L	04/15/2032	968,627
	VOYA CLO 2017-2
1,000,000	Series 2017-2A(f)(g)	3M US L + 6.02%	06/07/2030	860,977
	Voya CLO, Ltd.
500,000	Series 2018-1A(f)(g)	3M US L + 2.80%	04/18/2031	439,081
1,000,000	Series 2018-2A(f)(g)	3M US L + 2.75%	07/15/2031	918,863
1,000,000	Series 2018-2A(f)(g)	3M US L + 5.25%	07/15/2031	842,799
500,000	Series 2018-3A(f)(g)	3M US L + 6.20%	10/20/2031	432,070
500,000	Series 2018-4A(f)(g)	3M US L + 5.95%	07/14/2031	427,010
	Webster Park CLO, Ltd.
1,000,000	Series 2018-1A(f)(g)	5.50% - 3M US L	07/20/2030	855,038
	Westcott Park CLO, Ltd.
1,000,000	Series 2019-1A(f)(g)	3M US L + 3.25%	07/20/2028	945,276

TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $50,618,105)				45,684,253

EQUITY - LINKED NOTES - 0.00%(k)
263,093	Inverpamplona SA(j)(m)	0.00%	12/30/2028	11,250

TOTAL EQUITY - LINKED NOTES
(Cost $11,250)				11,250

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 22.64%
	Aaset Trust
474,298	Series 2019-2(g)	3.38%	10/16/2026	429,073
	AASET, Ltd.
513,749	Series 2018-1A(g)	3.84%	09/16/2023	445,109
	ABFC Trust
3,460,789	Series 2007-WMC1(f)	1M US L + 1.25%	06/25/2037	2,815,987
	Adjustable Rate Mortgage Trust
366,304	Series 2005-1(f)	4.09%	05/25/2035	364,583
3,085,706	Series 2005-10(f)	4.02%	01/25/2036	2,903,686
150,173	Series 2005-7(f)	3.44%	10/25/2035	132,104
	Alternative Loan Trust
250,484	Series 2005-20CB	5.50%	07/25/2035	229,821
96,832	Series 2005-54CB	5.50%	11/25/2035	78,958
491,735	Series 2005-6CB	5.50%	04/25/2035	491,028
215,528	Series 2005-85CB(f)	21.63% - 3.67 x 1M US L	02/25/2036	313,143
1,020,569	Series 2005-85CB(f)	1M US L + 1.10%	02/25/2036	832,777

Principal Amount/Description		Rate	Maturity	Value
$269,820	Series 2005-86CB	5.50%	02/25/2036	$224,983
485,477	Series 2005-9CB(f)(n)	5.05% - 1M US L	05/25/2035	56,102
273,354	Series 2005-9CB(f)	1M US L + 0.50%	05/25/2035	242,702
269,169	Series 2006-12CB(f)	1M US L + 5.75%	05/25/2036	210,098
1,320,022	Series 2006-15CB	6.50%	06/25/2036	972,947
146,333	Series 2006-30T1	6.25%	11/25/2036	129,799
132,138	Series 2006-32CB	5.50%	11/25/2036	103,700
293,449	Series 2006-36T2(f)	28.06% - 4.6 x 1M US L	12/25/2036	561,380
1,028,373	Series 2007-19	6.00%	08/25/2037	769,802
3,651,652	Series 2007-20	6.25%	08/25/2047	2,859,094
949,455	Series 2007-23CB(f)(n)	6.50% - 1M US L	09/25/2037	322,584
994,368	Series 2007-23CB(f)	1M US L + 0.50%	09/25/2037	396,429
	American Home Mortgage Investment Trust
168,158	Series 2007-A(g)(o)	6.60%	01/25/2037	62,658
	AmeriHome GMSR Issuer Trust
3,100,000	Series 2019-GT1(g)	4.68%	11/25/2026	2,449,785
	Applebee's Funding LLC / IHOP Funding LLC
750,000	Series 2019-1A(g)	4.19%	06/05/2024	665,685
	AREIT Trust
1,265,000	Series 2019-CRE3(f)(g)	1M US L + 2.65%	07/14/2022	1,113,523
	Atlas Senior Loan Fund X, Ltd.
496,310	Series 2018-10A(f)(g)	3M US L + 1.09%	01/15/2031	487,568
	Atrium Hotel Portfolio Trust
1,309,000	Series 2018-ATRM(f)(g)	1M US L + 3.40%	06/15/2021	1,001,342
	Atrium IX
500,000	Series 2017-9A(f)(g)	3M US L + 3.60%	05/28/2030	470,945
	Atrium XIII
1,000,000	Series 2017-13A(f)(g)	3M US L + 6.05%	11/21/2030	864,423
	Atrium XIV LLC
1,000,000	Series 2018-14A(f)(g)	3M US L + 5.65%	08/23/2030	877,781
	Atrium XV
1,000,000	Series 2018-15A(f)(g)	3M US L + 3.00%	01/23/2031	930,480
	BAMLL Commercial Mortgage Securities Trust
683,000	Series 2019-AHT(f)(g)	2.68%	03/15/2021	593,890
	Banc of America Funding Corp.
80,896	Series 2008-R2(g)	6.00%	09/25/2037	82,560
	Banc of America Funding Trust
134,503	Series 2006-2	5.50%	03/25/2036	131,674
3,736,142	Series 2010-R5(f)(g)	6.00%	10/26/2037	3,554,987
	Bancorp Commercial Mortgage Trust
605,000	Series 2019-CRE5(f)(g)	1M US L + 1.50%	01/15/2022	568,020
1,312,000	Series 2019-CRE5(f)(g)	1M US L + 2.35%	02/15/2022	1,164,774
	BANK
463,000	Series 2018-BN10(f)	4.08%	01/15/2028	477,258
10,291,000	Series 2018-BN12(f)(g)(n)	1.50%	05/15/2061	886,048
463,000	Series 2018-BN13(f)	4.70%	07/15/2028	489,713
	BANK 2020-BNK27
16,875,000	Series 2020-BN27(f)(n)	0.72%	04/15/2030	1,013,749
	BBCMS Trust
3,000,000	Series 2018-CBM(f)(g)	1M US L + 3.55%	07/15/2020	2,448,100
	BCAP, LLC Trust
131,724	Series 2007-AA2(f)	7.50%	04/25/2037	103,173
85,465	Series 2007-AA2	6.00%	04/25/2037	66,307

Principal Amount/Description		Rate	Maturity	Value
$6,044,162	Series 2010-RR6(f)(g)	4.82%	07/26/2036	$4,697,474
	Bear Stearns ALT-A Trust
1,078,928	Series 2004-11(f)	3.54%	11/25/2034	1,004,148
1,042,837	Series 2005-3(f)	3.46%	04/25/2035	953,066
8,438,684	Series 2006-3(f)	3.54%	05/25/2036	7,054,686
1,058,933	Series 2006-6(f)	3.94%	11/25/2036	780,952
	Bear Stearns Asset-Backed Securities Trust
2,044,941	Series 2006-AC1(o)	6.25%	02/25/2036	1,407,842
	Bellemeade Real Estate, Ltd.
1,469,148	Series 2019-2A(f)(g)	1M US L + 1.45%	04/25/2029	1,468,626
	Benchmark 2018-B4 Mortgage Trust
1,589,000	Series 2018-B4(f)(g)	2.96%	07/15/2028	1,052,714
	Benchmark 2019-B12 Mortgage Trust
528,000	Series 2019-B12(f)(g)	3.56%	07/15/2024	507,010
	Benchmark 2020-B17 Mortgage Trust
954,000	Series 2020-B17(f)	3.37%	03/15/2030	868,315
	BF Mortgage Trust
705,000	Series 2019-NYT(f)(g)	1M US L + 3.00%	12/15/2020	614,306
	BHP Trust
761,000	Series 2019-BXHP(f)(g)	1M US L + 2.57%	08/15/2021	633,043
	BX Trust
1,360,000	Series 2019-MMP(f)(g)	1M US L + 2.79%	08/15/2021	1,271,877
3,626,000	Series 2019-OC11(f)(g)	4.08%	12/09/2029	3,252,635
	CAL Funding III, Ltd.
766,667	Series 2018-1A(g)	3.96%	02/25/2028	769,924
	Cantor Commercial Real Estate Lending
1,113,000	Series 2019-CF1(f)(g)	4.12%	04/15/2024	1,029,311
	Cantor Commercial Real Estate Lending 2019-CF1
266,000	Series 2019-CF1(f)(g)	4.14%	04/15/2024	255,019
	Carbon Capital VI Commercial Mortgage Trust
680,000	Series 2019-FL2(f)(g)	1M US L + 2.85%	11/15/2021	586,068
	Carrington Mortgage Loan Trust
1,776,974	Series 2006-NC4(f)	1M US L + 0.16%	10/25/2036	1,670,201
	Cascade MH Asset Trust
4,601,000	Series 2019-MH1(f)(g)	5.99%	11/25/2044	4,513,771
	Castlelake Aircraft Securitization Trust
2,916,842	Series 2018-1(g)	6.63%	06/15/2025	1,841,216
	Castlelake Aircraft Structured Trust
642,337	Series 2019-1A(g)	3.97%	04/15/2026	566,395
2,750,000	Series 2019-1A(g)	0.00%	04/15/2039	1,091,083
	CF Trust
1,518,000	Series 2019-MF1(f)(g)	1M US L + 2.95%	08/21/2021	1,357,915
	Chase Mortgage Finance Trust
12,732,950	Series 2007-S2	6.00%	03/25/2037	9,660,173
422,757	Series 2007-S3	5.50%	05/25/2037	99,114
	CIM Trust
12,000,000	Series 2016-1RR(f)(g)	6.68%	07/26/2055	10,731,600
12,000,000	Series 2016-2RR B2(f)(g)	6.60%	02/25/2056	10,704,000
12,000,000	Series 2016-3RR B2(f)(g)	6.59%	02/27/2056	10,824,000
11,430,000	Series 2016-3RR B2(f)(g)	12.06%	01/27/2057	10,907,649

Principal Amount/Description		Rate	Maturity	Value
	Citicorp Mortgage Securities Trust
$534,559	Series 2007-1	6.00%	01/25/2037	$522,520
707	Series 2007-2	5.50%	02/25/2037	707
	Citigroup Commercial Mortgage Trust
3,768,699	Series 2014-GC25(f)(n)	1.14%	10/10/2047	131,741
866,000	Series 2015-GC27(f)(g)	4.57%	01/10/2025	572,909
400,000	Series 2015-GC31(f)	4.19%	06/10/2025	381,987
5,353,041	Series 2015-GC35(f)(n)	0.99%	11/10/2048	151,946
344,000	Series 2016-GC36(g)	2.85%	01/10/2026	218,380
464,000	Series 2017-C4(f)	4.10%	10/12/2027	495,825
463,000	Series 2018-B2(f)	4.28%	03/10/2028	472,718
515,000	Series 2018-C5(f)	4.88%	06/10/2028	465,993
901,000	Series 2019-SST2(f)(g)	1M US L + 1.60%	02/15/2022	860,594
901,000	Series 2019-SST2(f)(g)	1M US L + 2.00%	02/15/2022	858,305
1,433,000	Series 2020-555(g)	3.62%	12/10/2029	929,951
	Citigroup COmmercial Mortgage Trust 2019-SMRT
1,000,000	Series 2019-SMRT(f)(g)	4.90%	01/10/2024	1,004,613
	Citigroup Commercial Mortgage Trust 2020-GC46
2,000,000	Series 2020-GC46(g)	2.60%	02/15/2030	1,148,584
	Citigroup Mortgage Loan Trust
788,817	Series 2006-WF1(o)	4.83%	03/25/2036	517,276
1,224,628	Series 2007-OPX1(o)	6.33%	01/25/2037	577,698
309,103	Series 2008-AR4(f)(g)	3.79%	11/25/2038	310,840
	CitiMortgage Alternative Loan Trust
545,926	Series 2007-A1	6.00%	01/25/2037	540,852
107,533	Series 2007-A1(f)(n)	5.40% - 1M US L	01/25/2037	20,222
79,406	Series 2007-A3(f)	6.00%	03/25/2037	76,585
182,739	Series 2007-A3(f)(n)	5.40% - 1M US L	03/25/2037	36,384
629,845	Series 2007-A4	5.75%	04/25/2037	607,956
566,252	Series 2007-A6	5.50%	06/25/2037	544,941
	CLI Funding VI LLC
892,977	Series 2019-1A(g)	3.71%	05/18/2029	897,788
	CLNC 2019-FL1, Ltd.
1,037,000	Series 2019-FL1(f)(g)	1M US L + 1.55%	12/19/2025	943,668
	COMM Mortgage Trust
887,000	Series 2013-CR11(f)	5.28%	09/10/2023	922,512
500,000	Series 2016-GCT(f)(g)	3.58%	08/10/2021	459,440
	Commercial Mortgage Pass-Through Certificates
242,400	Series 2014-CR19(f)	4.89%	08/10/2024	235,034
8,629,084	Series 2014-UBS4(g)	3.75%	08/10/2024	1,543,408
11,000	Series 2014-UBS4(f)(g)	0.00%	08/10/2047	1
3,279,825	Series 2015-CR22(f)(n)	1.03%	03/10/2025	99,638
916,000	Series 2015-CR25(f)	4.69%	08/10/2025	858,460
4,605,771	Series 2015-CR26(f)(n)	1.08%	09/10/2025	180,735
419,000	Series 2015-LC23(f)	4.80%	10/10/2025	412,410
	Commercial Mortgage Trust
659,000	Series 2012-CR4(f)(g)	4.75%	11/15/2022	195,888
	CORE Mortgage Trust
540,000	Series 2019-CORE(f)(g)	1M US L + 1.90%	12/15/2020	515,439
540,000	Series 2019-CORE(f)(g)	1M US L + 2.35%	12/15/2020	515,375
	Countrywide Home Loan Mortgage Pass-Through Trust
2,241,545	Series 2005-HYB7(f)	3.40%	11/20/2035	1,875,582
37,578	Series 2005-J4	5.50%	11/25/2035	36,099

Principal Amount/Description		Rate	Maturity	Value
$1,893,872	Series 2006-18	6.00%	12/25/2036	$1,582,207
299,000	Series 2007-17	6.00%	10/25/2037	267,105
306,729	Series 2007-3	6.00%	04/25/2037	237,892
325,887	Series 2007-7	5.75%	06/25/2037	252,429
	Credit Suisse First Boston Mortgage Securities Corp.
72,352	Series 2005-10	5.50%	11/25/2035	65,227
2,012,996	Series 2005-11	6.00%	12/25/2035	1,856,904
68,505	Series 2005-8	5.50%	08/25/2025	66,822
4,504,819	Series 2005-9	6.00%	10/25/2035	2,122,504
	Credit Suisse Mortgage Capital Certificates
3,030,641	Series 2006-2	5.75%	03/25/2036	2,412,861
	CSAB Mortgage-Backed Trust
8,781,274	Series 2006-2(o)	5.70%	09/25/2036	1,004,447
141,928	Series 2007-1(f)	5.90%	05/25/2037	53,313
	CSAIL 2016-C6 Commercial Mortgage Trust
1,362,000	Series 2016-C6(f)(g)	5.09%	05/15/2026	1,014,729
	CSAIL Commercial Mortgage Trust
5,312,736	Series 2015-C1(f)(n)	0.98%	01/15/2025	164,464
419,000	Series 2015-C4(f)	4.73%	11/15/2025	387,563
214,000	Series 2018-C14(f)	5.06%	10/15/2028	192,619
	CSMC Mortgage-Backed Trust
170,996	Series 2006-1	6.00%	02/25/2036	98,259
22,496	Series 2006-4	5.50%	05/25/2021	19,934
793,784	Series 2006-5	6.25%	06/25/2036	297,188
97,251	Series 2006-9	6.00%	11/25/2036	75,162
2,100,331	Series 2007-1	6.00%	02/25/2037	1,745,995
9,519	Series 2007-2	5.00%	03/25/2037	9,174
529,880	Series 2007-3(f)	5.84%	04/25/2037	233,435
29,599	Series 2007-4	6.00%	06/25/2037	23,888
604,000	Series 2017-CALI(f)(g)	3.90%	11/10/2024	622,505
253,000	Series 2017-CHOP(f)(g)	1M US L + 1.90%	07/15/2032	209,056
253,000	Series 2017-CHOP(f)(g)	1M US L + 3.30%	07/15/2032	197,716
789,543	Series 2018-RPL2(g)(o)	4.30%	08/25/2062	802,748
	DB Master Finance LLC
992,500	Series 2019-1A(g)	3.79%	02/20/2024	1,030,365
	DBGS 2018-BIOD Mortgage Trust
861,313	Series 2018-BIOD(f)(g)	1M US L + 2.00%	05/15/2035	800,761
	DBJPM 16-C1 Mortgage Trust
1,309,000	Series 2016-C1(f)	3.50%	03/10/2026	1,160,729
	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
295,402	Series 2005-6(f)(n)	5.08% - 1M US L	12/25/2035	58,240
129,477	Series 2005-6(f)	1M US L + 1.40%	12/25/2035	95,428
	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
161,493	Series 2006-PR1(f)(g)	12.12% - 1M US L	04/15/2036	164,003
	Dryden 38 Senior Loan Fund
1,000,000	Series 2018-38A(f)(g)	3M US L + 5.60%	07/15/2030	833,172
	Dryden 40 Senior Loan Fund
1,000,000	Series 2018-40A(f)(g)	3M US L + 5.75%	08/15/2031	844,823
500,000	Series 2018-40A(f)(g)	3M US L + 3.10%	08/15/2031	468,186
	Earnest Student Loan Program
35,000	Series 2016-D(g)	0.00%	05/25/2025	502,395
	Ellington Financial Mortgage Trust
803,896	Series 2018-1(f)(g)	4.39%	10/25/2058	825,694

Principal Amount/Description		Rate	Maturity	Value
	First Horizon Alternative Mortgage Securities Trust
$813,764	Series 2005-FA6	5.50%	09/25/2035	$658,577
130,718	Series 2007-FA2	6.00%	04/25/2037	81,948
	First Horizon Mortgage Pass-Through Trust
1,057,283	Series 2007-AR3(f)	4.07%	11/25/2037	801,508
	Fontainebleau Miami Beach Trust
2,748,000	Series 2019-FBLU(f)(g)	4.10%	12/10/2024	2,114,767
	GAIA Aviation, Ltd.
637,627	Series 2019-1(g)(o)	3.97%	12/15/2026	543,579
426,597	Series 2019-1(g)(o)	7.00%	12/15/2026	232,051
	Global SC Finance IV, Ltd.
392,050	Series 2018-1A(g)	4.29%	05/17/2028	394,741
	Great Wolf Trust
3,084,000	Series 2019-WOLF(f)(g)	1M US L + 3.13%	12/15/2024	2,628,187
	GS Mortgage Securities Trust
216,388	Series 2011-GC3(f)(g)(n)	0.81%	03/10/2021	366
2,195,586	Series 2011-GC5(f)(g)(n)	1.49%	08/10/2044	20,635
3,986,000	Series 2014-GC26(f)(g)	4.66%	11/10/2047	2,536,586
7,189,211	Series 2015-GS1(f)(n)	0.92%	11/10/2025	254,347
1,954,000	Series 2018-TWR(f)(g)	1M US L + 3.92%	07/15/2021	1,704,677
636,000	Series 2020-GC45	3.41%	12/13/2029	632,928
	GSAA Home Equity Trust
2,361,654	Series 2006-13(f)	6.04%	07/25/2036	1,135,008
541,371	Series 2006-18(o)	5.68%	11/25/2036	223,747
169,648	Series 2006-6(f)	5.69%	03/25/2036	73,959
920,706	Series 2007-2(o)	6.10%	03/25/2037	328,112
	GSCG Trust
628,000	Series 2019-600C(g)	3.76%	09/06/2024	598,824
1,303,000	Series 2019-600C(f)(g)	4.12%	09/06/2024	1,096,162
	GSR Mortgage Loan Trust
245,661	Series 2005-AR4(f)	3.34%	07/25/2035	241,836
1,414,524	Series 2006-2F	5.25%	02/25/2036	986,350
331,808	Series 2007-2F	5.75%	02/25/2037	693,584
2,746,180	Series 2007-2F	6.00%	03/25/2037	2,253,683
1,102,287	Series 2007-AR2(f)	3.71%	05/25/2037	859,257
	Halcyon Loan Advisors Funding, Ltd.
250,000	Series 2013-2A(f)(g)	3M US L + 2.70%	08/01/2025	241,434
	Harley Marine Financing LLC
931,973	Series 2018-1A(g)	5.68%	05/15/2022	772,128
	Hawaii Hotel Trust
1,391,000	Series 2019-MAUI(f)(g)	1M US L + 2.75%	05/15/2021	1,158,596
	Hayfin Kingsland X, Ltd.
500,000	Series 2019-1A(f)(g)	3M US L + 2.25%	04/28/2031	491,754
	Helios Issuer, LLC Series
1,290,723	Series 2017-1A(g)	4.94%	09/20/2023	1,267,304
	Highbridge Loan Management, Ltd.
500,000	Series 2017-2A(f)(g)	3M US L + 6.60%	10/20/2029	455,308
2,000,000	Series 2018-2015(f)(g)	3M US L + 5.10%	02/05/2031	1,638,380
500,000	Series 2018-2016(f)(g)	3M US L + 2.90%	07/20/2030	450,752
	Horizon Aircraft Finance III, Ltd.
970,238	Series 2019-2(g)	3.43%	11/15/2026	841,778
	HPLY Trust
572,076	Series 2019-HIT(f)(g)	1M US L + 3.15%	11/15/2021	470,275
1,140,054	Series 2019-HIT(f)(g)	1M US L + 3.90%	11/15/2021	827,067
	HSI Asset Securitization Corp. Trust
9,520,901	Series 2006-HE1(f)	1M US L + 0.14%	10/25/2036	4,265,227

Principal Amount/Description		Rate	Maturity	Value
	IMT Trust
$325,349	Series 2017-APTS(f)(g)	1M US L + 1.10%	06/15/2034	$297,278
	IndyMac IMJA Mortgage Loan Trust
1,140,389	Series 2007-A1	6.00%	08/25/2037	717,485
	IndyMac IMSC Mortgage Loan Trust
4,734,519	Series 2007-F2	6.50%	07/25/2037	2,427,814
	IndyMac Index Mortgage Loan Trust
1,778,281	Series 2005-AR31(f)	3.56%	01/25/2036	1,648,954
1,039,475	Series 2005-AR35(f)	3.40%	02/25/2036	946,437
2,384,524	Series 2006-AR25(f)	3.41%	09/25/2036	2,140,575
	Invitation Homes
995,000	Series 2018-SFR1(f)(g)	1M US L + 1.25%	03/17/2037	981,519
650,000	Series 2018-SFR1(f)(g)	1M US L + 1.45%	03/17/2037	634,751
	JOL Air, Ltd.
902,456	Series 2019-1(g)	3.97%	04/15/2026	781,701
	JP Morgan Alternative Loan Trust
258,752	Series 2005-S1	6.00%	12/25/2035	236,470
1,846	Series 2006-S1	5.00%	02/25/2021	1,783
132,438	Series 2006-S3(o)	6.12%	08/25/2036	126,545
	JP Morgan BB Commercial Mortgage Securities Trust
400,000	Series 2014-C21(f)	4.81%	07/15/2024	373,927
2,086,000	Series 2014-C23(f)(g)	3.36%	10/15/2024	1,262,159
388,000	Series 2014-C26(f)	4.52%	12/15/2024	365,549
4,519,012	Series 2015-C28(f)(n)	1.11%	03/15/2025	160,298
1,470,000	Series 2015-C28	3.99%	03/15/2025	1,389,164
8,868,823	Series 2015-C30(f)(n)	0.66%	07/15/2025	189,407
3,685,593	Series 2015-C31(f)(n)	1.03%	08/15/2025	123,674
	JP Morgan Chase Commercial Mortgage Securities Trust
58,966	Series 2006-LDP8(a)(f)(n)	0.29%	05/15/2045	0
4,000,000	Series 2007-CH1(o)	4.85%	11/25/2036	4,215,137
1,157,000	Series 2011-C3(f)(g)	5.85%	03/15/2021	441,515
2,343,697	Series 2012-C8(f)(n)	1.92%	09/15/2022	74,425
1,010,000	Series 2018-WPT(g)	5.54%	07/05/2023	944,851
887,000	Series 2019-COR4(f)	4.44%	12/10/2028	921,451
704,000	Series 2019-MFP(f)(g)	1M US L + 3.00%	07/15/2021	634,417
235,000	Series 2019-UES(g)	4.34%	05/05/2024	236,510
1,135,000	Series 2019-UES(f)(g)	4.45%	05/05/2024	990,716
	JP Morgan Mortgage Acquisition Corp.
273,583	Series 2006-CH2(o)	5.46%	09/25/2029	219,083
	JP Morgan Mortgage Acquisition Trust 2006-RM1
2,709,994	Series 2006-RM1(f)	1M US L + 0.24%	08/25/2036	1,533,757
	JP Morgan Mortgage Trust
1,077,536	Series 2007-S3	6.00%	07/25/2037	804,980
	JP Morgan Resecuritization Trust
1,094,781	Series 2011-1(f)(g)	6.00%	06/26/2037	1,008,520
	JPMDB Commercial Mortgage Securities Trust 2020-COR7
421,000	Series 2020-COR7(f)	3.73%	03/13/2030	418,593
	LB-UBS Commercial Mortgage Trust
421,749	Series 2006-C7(f)(g)(n)	0.88%	11/15/2038	91
	LCM 28, Ltd.
1,000,000	Series 2018-28A(f)(g)	3M US L + 5.75%	10/20/2030	835,431

Principal Amount/Description		Rate	Maturity	Value
	LCM Loan Income Fund I Income Note Issuer, Ltd.
$500,000	Series 2018-27A(f)(g)	3M US L + 5.60%	07/16/2031	$415,534
	LCM XIV LP
1,000,000	Series 2018-14A(f)(g)	3M US L + 2.75%	07/20/2031	829,083
750,000	Series 2018-14A(f)(g)	3M US L + 5.50%	07/20/2031	523,501
	LCM XVII LP
1,000,000	Series 2018-17A(f)(g)	3M US L + 6.00%	10/15/2031	726,293
	LCM XX LP
1,000,000	Series 2018-20A(f)(g)	3M US L + 5.45%	10/20/2027	754,355
	Legacy Mortgage Asset Trust
13,400,000	Series 2019-GS3(g)(o)	4.25%	04/25/2059	13,376,936
	Lehman Mortgage Trust
4,563,007	Series 2006-1(f)	5.24%	02/25/2036	4,543,139
559,507	Series 2006-6	5.50%	10/25/2036	451,952
3,851,540	Series 2006-7(f)	1M US L + 0.25%	11/25/2036	138,268
3,851,540	Series 2006-7(f)(n)	7.75% - 1M US L	11/25/2036	699,124
1,394,286	Series 2006-8(f)	1M US L + 0.42%	12/25/2036	313,926
1,394,286	Series 2006-8(f)(n)	6.58% - 1M US L	12/25/2036	433,338
689,926	Series 2007-10	6.00%	01/25/2038	714,757
315,862	Series 2007-10	6.50%	01/25/2038	180,167
	Lehman XS Trust
51,531	Series 2006-5(o)	5.89%	04/25/2036	51,346
	LoanCore Issuer, Ltd.
1,193,000	Series 2019-CRE3(f)(g)	1M US L + 2.50%	04/15/2024	1,089,806
	MACH 1 Cayman, Ltd.
1,421,875	Series 2019-1(g)	3.47%	08/15/2026	1,200,591
	Madison Park Funding XIV, Ltd.
1,000,000	Series 2018-14A(f)(g)	3M US L + 2.95%	10/22/2030	925,361
1,000,000	Series 2018-14A(f)(g)	3M US L + 5.80%	10/22/2030	842,698
	MBRT 2019-MBR
584,000	Series 2019-MBR(f)(g)	1M US L + 2.55%	11/25/2021	508,648
1,406,000	Series 2019-MBR(f)(g)	1M US L + 2.90%	11/25/2021	1,000,817
	Mello Warehouse Securitization Trust
2,500,000	Series 2019-1(f)(g)	1M US L + 5.50%	05/14/2021	2,455,987
	Merrill Lynch Alternative Note Asset Trust
733,024	Series 2007-F1	6.00%	03/25/2037	191,179
	MFT Trust 2020-ABC
2,010,000	Series 2020-ABC(f)(g)	3.48%	02/10/2030	1,735,222
	MKT Mortgage Trust
250,000	Series 2020-525M(f)(g)	2.94%	02/12/2030	220,373
	Morgan Stanley Bank of America Merrill Lynch Trust
3,129,101	Series 2012-C5(f)(g)(n)	1.58%	07/15/2022	69,519
350,000	Series 2015-C27(f)	4.68%	11/15/2025	327,120
	Morgan Stanley Capital Barclays Bank Trust 2016-MART
1,250,000	Series 2016-MART(g)	3.31%	09/13/2021	1,184,699
	Morgan Stanley Capital I Trust
1,177,000	Series 2007-IQ15(f)(g)	6.34%	06/11/2049	1,139,057
951,740	Series 2011-C1(f)(g)(n)	0.65%	09/15/2020	365
1,361,371	Series 2016-UB11 XA(f)(n)	1.75%	08/15/2026	88,307
1,000,000	Series 2018-SUN(f)(g)	1M US L + 3.05%	07/15/2020	847,662
	Morgan Stanley Capital I Trust 2017-CLS
576,000	Series 2017-CLS(f)(g)	1M US L + 2.60%	11/15/2019	559,792

Principal Amount/Description		Rate	Maturity	Value
	Morgan Stanley Mortgage Loan Trust
$1,959,468	Series 2005-3AR(f)	3.44%	07/25/2035	$1,755,418
3,487,838	Series 2006-11	6.00%	08/25/2036	3,094,369
882,534	Series 2006-7(f)	5.00%	06/25/2036	730,826
994,169	Series 2006-7	6.00%	06/25/2036	807,239
412,459	Series 2007-3XS(o)	5.70%	01/25/2047	233,559
	Morgan Stanley Re-REMIC Trust
238,268	Series 2011-R1(f)(g)	5.94%	02/26/2037	234,594
	Mosaic Solar Loan Trust
126,184	Series 2017-1A(g)	4.45%	06/20/2042	129,106
474,062	Series 2018-1A(g)	4.01%	08/20/2030	480,592
	Mosaic Solar Loan Trust 2020-1
8,900,000	Series 2020-1A(g)	0.00%	04/20/2046	3,066,686
	MSCG Trust
2,154,000	Series 2018-SELF(f)(g)	1M US L + 3.05%	10/15/2020	2,030,232
	Natixis Commercial Mortgage Securities Trust 2018-FL1
426,222	Series 2018-FL1(f)(g)	1M US L + 2.35%	06/15/2035	398,572
	Navient Private Education Refi Loan Trust
500,000	Series 2018-A(g)	3.68%	11/17/2025	509,304
	Nomura Asset Acceptance Corp. Alternative Loan Trust
1,175,507	Series 2005-AP3(f)	5.32%	08/25/2035	723,564
	Ocagon Investment Partners 20-R, Ltd.
1,500,000	Series 2019-4A(f)(g)	3M US L + 6.80%	05/12/2031	1,358,220
	Octagon Investment Partners 26, Ltd.
1,000,000	Series 2018-1A(f)(g)	3M US L + 8.09%	07/15/2030	675,743
	Octagon Investment Partners 29, Ltd.
2,000,000	Series 2020-1A(f)(g)	3M US L + 7.25%	01/24/2033	1,837,786
	Octagon Investment Partners 37, Ltd.
500,000	Series 2018-2A(f)(g)	3M US L + 2.85%	07/25/2030	440,534
	Octagon Investment Partners 44, Ltd.
1,000,000	Series 2019-1A(f)(g)	3M US L + 3.65%	07/20/2032	968,930
	Octagon Investment Partners 47, Ltd.
500,000	Series 2020-1A(f)(g)	3M US L + 3.35%	04/20/2031	500,050
	Octagon Investment Partners XVI, Ltd.
500,000	Series 2018-1A(f)(g)	3M US L + 3.00%	07/17/2030	445,328
1,000,000	Series 2018-1A(f)(g)	3M US L + 5.75%	07/17/2030	844,902
	Octagon Investment Partners XXI, Ltd.
1,000,000	Series 2019-1A(f)(g)	3M US L + 7.00%	02/14/2031	914,461
	Octagon Investment Partners XXII, Ltd.
970,000	Series 2018-1A(f)(g)	3M US L + 1.90%	01/22/2030	908,265
500,000	Series 2018-1A(f)(g)	3M US L + 5.45%	01/22/2030	416,063
	OHA Credit Funding 1, Ltd.
500,000	Series 2018-1A(f)(g)	3M US L + 3.05%	10/20/2030	468,288
	OHA Credit Funding 3, Ltd.
1,000,000	Series 2019-3A(f)(g)	3.55% - 3M US L	07/20/2032	954,407

Principal Amount/Description		Rate	Maturity	Value
	OHA Credit Funding 5, Ltd.
$2,000,000	Series 2020-5A(f)(g)	3M US L + 6.25%	04/18/2033	$1,819,880
	One Market Plaza Trust
688,000	Series 2017-1MKT(g)	4.14%	02/10/2024	684,800
	PHH Alternative Mortgage Trust
933,470	Series 2007-2	6.00%	05/25/2037	855,748
	PR Mortgage Loan Trust
10,139,438	Series 2014-1(f)(g)	5.91%	09/25/2047	9,902,530
	Pretium Mortgage Credit Partners I LLC
560,068	Series 2019-NPL2(g)(o)	3.84%	12/27/2058	561,715
	Prime Mortgage Trust
37,706	Series 2006-1	5.50%	06/25/2036	37,332
82,168	Series 2006-DR1(g)	5.50%	05/25/2035	67,657
	Primose Funding LLC
995,005	Series 2019-1A(g)	4.48%	07/30/2026	1,006,507
	Prosper Marketplace Issuance Trust Series 2018-1
1,490,669	Series 2018-1A(g)	4.87%	06/17/2024	1,487,489
	PRPM 2019-4 LLC
2,819,790	Series 2019-4A(g)(o)	3.35%	11/25/2024	2,834,412
	PRPM LLC
13,000,000	Series 2020-1A(g)(o)	3.97%	02/25/2023	12,298,094
	RBSGC Structured Trust
188,792	Series 2008-B(g)	6.00%	06/25/2037	180,493
	Residential Accredit Loans, Inc.
1,549,891	Series 2005-QS17	6.00%	12/25/2035	1,513,570
4,227,229	Series 2006-QA5(f)	1M US L + 0.22%	07/25/2036	2,398,606
2,225,299	Series 2006-QS10	6.50%	08/25/2036	2,233,954
823,086	Series 2006-QS4	6.00%	04/25/2036	786,007
1,307,058	Series 2006-QS6	6.00%	06/25/2036	1,200,882
1,402,921	Series 2006-QS7	6.00%	06/25/2036	1,289,491
73,754	Series 2006-QS7(f)	1M US L + 0.40%	06/25/2036	50,577
221,263	Series 2006-QS7(f)(n)	5.60% - 1M US L	06/25/2036	35,103
93,971	Series 2006-QS8(f)	1M US L + 0.45%	08/25/2036	64,744
281,914	Series 2006-QS8(f)(n)	5.55% - 1M US L	08/25/2036	46,480
2,045,921	Series 2007-QS3	6.50%	02/25/2037	1,920,249
61,500	Series 2007-QS6	6.25%	04/25/2037	58,873
8,665	Series 2007-QS6(f)	55.00% - 8.33 x 1M US L	04/25/2037	17,058
3,012,859	Series 2007-QS9	6.50%	07/25/2037	2,730,678
320,042	Series 2008-QR1	6.00%	08/25/2036	271,181
	Residential Asset Securitization Trust
477,603	Series 2006-A1	6.00%	04/25/2036	352,095
1,010,264	Series 2006-A2	6.00%	05/25/2036	667,593
896,559	Series 2006-A6	6.50%	07/25/2036	360,016
357,976	Series 2006-A8	6.00%	08/25/2036	296,816
153,933	Series 2006-A8	6.50%	08/25/2036	72,873
325,919	Series 2006-A8(f)(n)	5.90% - 1M US L	08/25/2036	114,429
1,484,307	Series 2007-A1	6.00%	03/25/2037	850,880
74,341	Series 2007-A6	6.00%	06/25/2037	60,233
2,677,909	Series 2007-A7	6.00%	07/25/2037	1,546,284
	Residential Funding Mortgage Securities I Trust
810,762	Series 2006-S3	5.50%	03/25/2036	766,895
1,431,658	Series 2006-S6	6.00%	07/25/2036	1,331,403
326,031	Series 2007-S3	6.00%	03/25/2037	292,018

Principal Amount/Description		Rate	Maturity	Value
$243,624	Series 2007-S6	6.00%	06/25/2037	$234,263
	Sapphire Aviation Finance II, Ltd.
494,167	Series 2020-1A(g)	3.23%	03/15/2027	409,590
	Sequoia Mortgage Trust
1,774,492	Series 2007-3(f)	3.68%	07/20/2037	1,579,081
	SMB Private Education Loan Trust
454,693	Series 2018-B(f)(g)	1M US L + 0.72%	08/15/2027	444,582
	SoFi Consumer Loan Program, LLC
18,712	Series 2017-2(g)	3.28%	02/25/2026	18,765
	SoFi Professional Loan Program Trust
50,000	Series 2020-A(g)	0.00%	05/15/2046	2,604,465
	Sofi Professional Loan Program, LLC
32,412	Series 2018-A(g)	0.00%	02/25/2042	1,742,009
	SoFi Professional Loan Program, LLC
300,000	Series 2017-D(g)	3.61%	09/25/2040	307,728
56,760	Series 2019-B(g)	0.00%	08/17/2048	1,841,481
	Sprite, Ltd.
326,013	Series 2017-1(g)	4.25%	12/15/2024	290,718
	Stack Infrastructure Issuer LLC
986,667	Series 2019-1A(g)	4.54%	02/26/2024	1,036,753
750,000	Series 2019-2A(g)	3.08%	10/25/2024	738,074
	Start, Ltd.
726,650	Series 2018-1(g)	4.09%	05/15/2025	658,329
824,567	Series 2019-1(g)	4.09%	03/15/2026	731,856
	Structured Adjustable Rate Mortgage Loan Trust
738,832	Series 2005-15(f)	3.61%	07/25/2035	544,258
	Structured Asset Securities Corp.
206,385	Series 2005-RF1(f)(g)	1M US L + 0.35%	03/25/2035	181,067
207,605	Series 2005-RF1(f)(g)(n)	4.70%	03/25/2035	37,518
	Sunnova Sol Issuer LLC
999,062	Series 2020-1A(g)	3.35%	01/30/2030	980,309
	Sunrun Atlas Issuer LLC
1,235,720	Series 2019-2(g)	3.61%	10/30/2027	1,251,803
	TAL Advantage, LLC
677,858	Series 17-1A(g)	4.50%	04/20/2042	686,246
	TBW Mortgage-Backed Trust
1,368,694	Series 2006-2	7.00%	07/25/2036	372,707
	Textainer Marine Containers VII, Ltd.
453,333	Series 2019-1A(g)	3.96%	10/20/2026	462,053
	Thunderbolt II Aircraft Lease, Ltd.
4,464,286	Series 2018-A(g)(o)	5.07%	09/15/2038	2,771,098
	Towd Point Mortgage Trust 2019-SJ2
3,310,000	Series 2019-SJ2(f)(g)	4.25%	11/25/2058	3,336,335
	Trimaran Cavu 2019-1, Ltd.
1,700,000	Series 2019-1A(f)(g)	3M US L + 4.15%	07/20/2032	1,653,915
	TRIP Rail Master Funding, LLC
177,154	Series 2017-1A(g)	2.71%	07/15/2021	177,458
	UBS Commercial Mortgage Trust
464,000	Series 2017-C6(f)	4.15%	12/15/2027	453,793
	UBS-Barclays Commercial Mortgage Trust
989,000	Series 2013-C5(f)(g)	4.24%	02/10/2023	425,494
	Vantage Data Centers Issuer, LLC
732,500	Series 2018-1A(g)	4.07%	02/15/2023	754,674

Principal Amount/Description		Rate	Maturity	Value
	VB-S1 Issuer LLC
$500,000	Series 2020-1A(g)	3.03%	06/15/2025	$509,460
	VB-S1 Issuer, LLC
3,000,000	Series 2018-1A(g)	5.25%	02/15/2023	3,039,710
	Velocity Commercial Capital Loan Trust
667,028	Series 2018-2(f)(g)	4.05%	09/25/2024	682,762
1,335,650	Series 2019-1(f)(g)	3.94%	01/25/2027	1,326,035
397,711	Series 2019-1(f)(g)	4.01%	07/25/2027	380,845
394,913	Series 2019-1(f)(g)	4.12%	11/25/2027	368,593
	Wachovia Bank Commercial Mortgage Trust
39,272	Series 2006-C29(a)(f)(n)	0.46%	11/15/2048	0
	Wachovia Mortgage Loan Trust, LLC Series Trust
574,575	Series 2005-B(f)	4.04%	10/20/2035	550,138
	Washington Mutual Alternative Mortgage Pass-Through Certificates
1,385,541	Series 2005-1	6.00%	03/25/2035	1,396,500
59,272	Series 2005-9	5.50%	11/25/2035	52,470
447,059	Series 2006-5	6.00%	07/25/2036	391,049
	Washington Mutual Mortgage Pass-Through Certificates Trust
852,062	Series 2006-2	6.00%	03/25/2036	863,898
	WAVE LLC
955,764	Series 2019-1(g)	3.60%	09/15/2027	867,259
947,484	Series 2019-1(g)	6.41%	09/15/2027	490,151
	Wells Fargo Alternative Loan Trust
446,942	Series 2007-PA2(f)	1M US L + 0.43%	06/25/2037	352,992
446,942	Series 2007-PA2(f)(n)	6.07% - 1M US L	06/25/2037	62,192
173,984	Series 2007-PA3	5.75%	07/25/2037	164,273
616,184	Series 2007-PA3	6.25%	07/25/2037	603,639
3,143,505	Series 2007-PA5	6.25%	11/25/2037	3,076,987
	Wells Fargo Commercial Mortgage Trust
158,000	Series 2014-LC16(g)	3.94%	06/15/2024	128,707
420,000	Series 2015-NXS4(f)	4.83%	11/15/2025	382,972
1,000,000	Series 2016-C33(g)	3.12%	03/15/2059	702,727
5,628,945	Series 2016-C37(f)(g)(n)	1.60%	12/15/2049	391,197
695,000	Series 2016-LC25(f)	4.57%	11/15/2026	713,478
518,000	Series 2018-C45	4.73%	06/15/2028	480,006
523,000	Series 2018-C47(f)	5.10%	10/15/2028	492,188
436,000	Series 2018-C48(f)	5.29%	12/15/2028	449,544
901,000	Series 2019-C49	4.55%	02/15/2029	952,010
	Wells Fargo Commercial Mortgage Trust 2015-C28
1,539,000	Series 2015-C28(f)	4.24%	05/15/2025	1,035,393
	Wells Fargo Commercial Mortgage Trust 2015-NXS4
1,245,000	Series 2015-NXS4(f)	3.83%	11/15/2025	1,041,066
	WF-RBS Commercial Mortgage Trust
2,008,740	Series 2012-C9(f)(g)(n)	2.05%	11/15/2045	67,558
3,556,760	Series 2014-C21(f)(n)	1.19%	08/15/2047	116,746
4,304,365	Series 2014-C22(f)(n)	0.96%	09/15/2057	113,621
636,000	Series 2014-C23(f)(g)	4.14%	10/15/2057	524,429
	Willis Engine Structured Trust V
988,737	Series 2020-A(g)	3.23%	03/15/2028	744,883

Principal Amount/Description		Rate	Maturity	Value
$2,381,407	Zephyrus Capital Aviation Tl	4.61%	10/15/2038	$2,185,734

TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $440,851,963)				403,525,039

U.S. GOVERNMENT BONDS AND NOTES - 6.35%
1,055,000	U.S. Treasury Bonds	2.25%	08/15/2027	1,185,206
5,770,000	U.S. Treasury Bonds	2.25%	11/15/2027	6,499,477
2,300,000	U.S. Treasury Bonds	1.63%	08/15/2029	2,509,695
6,780,000	U.S. Treasury Bonds	0.63%	05/15/2030	6,760,402
3,350,000	U.S. Treasury Bonds	1.13%	05/15/2040	3,319,313
630,000	U.S. Treasury Bonds	2.75%	11/15/2042	807,237
4,600,000	U.S. Treasury Bonds	3.13%	02/15/2043	6,238,570
2,530,000	U.S. Treasury Bonds	3.63%	08/15/2043	3,696,320
3,870,000	U.S. Treasury Bonds	2.75%	11/15/2047	5,062,368
3,620,000	U.S. Treasury Bonds	1.25%	05/15/2050	3,476,331
7,335,000	U.S. Treasury Notes	1.75%	11/30/2021	7,500,181
5,310,000	U.S. Treasury Notes	0.13%	05/31/2022	5,306,681
11,620,000	U.S. Treasury Notes	0.25%	06/15/2023	11,645,419
4,520,000	U.S. Treasury Notes	2.13%	09/30/2024	4,880,276
5,245,000	U.S. Treasury Notes	2.25%	10/31/2024	5,698,918
1,180,000	U.S. Treasury Notes	2.75%	02/28/2025	1,315,792
11,430,000	U.S. Treasury Notes	0.25%	05/31/2025	11,416,605
4,410,000	U.S. Treasury Notes	3.00%	09/30/2025	5,025,333
1,070,000	U.S. Treasury Notes	2.63%	01/31/2026	1,204,168
4,050,000	U.S. Treasury Notes	2.25%	03/31/2026	4,482,844
4,400,000	U.S. Treasury Notes	1.63%	10/31/2026	4,727,594
10,430,000	U.S. Treasury Notes	0.50%	05/31/2027	10,442,426

TOTAL U.S. GOVERNMENT BONDS AND NOTES
(Cost $109,607,588)				113,201,156

MUNICIPAL BONDS - 0.02%
120,000	Missouri Highway & Transportation Commission, Revenue Bonds	5.06%	05/01/2024	136,081
165,000	State of California, General Obligation Bonds	7.55%	04/01/2039	294,540

TOTAL MUNICIPAL BONDS
(Cost $366,511)				430,621

U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES - 14.96%
	Banc of America Funding
3,372,529	Series 2007-A(f)	1M US L + 0.21%	02/20/2047	2,983,584
	Chase Mortgage Finance Trust
5,643,958	Series 2007-S4	6.00%	06/25/2037	3,992,706
	ChaseFlex Trust Series
5,591,842	Series 2007-M1(f)	1M US L + 0.23%	08/25/2037	4,228,859
	Citigroup Mortgage Loan Trust
9,590,900	Series 2018-A(f)(g)	4.25%	01/25/2068	9,234,185
	Connecticut Avenue Securities Trust
5,000,000	Series 2019-R05(f)(g)	1M US L + 4.10%	07/25/2039	4,540,528

Principal Amount/Description		Rate	Maturity	Value
	Deephaven Residential Mortgage Trust
$6,613,000	Series 2020-1(f)(g)	3.66%	03/25/2024	$6,306,196
4,000,000	Series 2020-1(f)(g)	4.54%	03/25/2024	3,714,627
	Fannie Mae Interest Strip
12,642,511	Series 2014-419(n)	3.50%	04/25/2044	1,837,518
	Fannie Mae Pool
3,000,000	Series Pool #BL4424	2.14%	10/01/2029	3,229,878
3,000,000	Series Pool #BL5156	2.37%	12/01/2029	3,281,725
3,934,747	Series Pool #MA3987	2.50%	04/01/2040	4,105,432
	Fannie Mae REMICS
11,803,082	Series 2014-1(f)(n)	5.90% - 1M US L	02/25/2044	2,322,411
4,300,000	Series 2020-45		07/25/2040	4,571,438
	Federal Home Loan Mortgage Corp. Pool
232,038	Series Pool #G01840	5.00%	07/01/2035	266,482
86,425	Series Pool #G04817	5.00%	09/01/2038	99,158
	Federal Home Loan Mortgage Corp. REMICS
1,135,175	Series 2003-2722(f)	9.89% - 1M US L	12/15/2033	1,471,611
214,953	Series 2005-R003	5.50%	10/15/2035	250,416
1,573,633	Series 2006-3244(f)(n)	6.66% - 1M US L	11/15/2036	375,828
77,551	Series 2007-3261(f)(n)	6.43% - 1M US L	01/15/2037	18,075
162,457	Series 2007-3262(f)(n)	6.40% - 1M US L	01/15/2037	26,973
754,598	Series 2007-3301(f)(n)	6.10% - 1M US L	04/15/2037	153,812
522,510	Series 2007-3303(f)(n)	6.10% - 1M US L	04/15/2037	111,819
174,475	Series 2007-3382(f)(n)	6.00% - 1M US L	11/15/2037	26,880
432,005	Series 2007-3384(f)(n)	6.31% - 1M US L	08/15/2036	93,738
185,445	Series 2007-3384(f)(n)	6.39% - 1M US L	11/15/2037	20,938
210,455	Series 2008-3417(f)(n)	6.18% - 1M US L	02/15/2038	28,567
3,906,373	Series 2008-3423(f)(n)	6.00% - 1M US L	03/15/2038	32,008
204,100	Series 2008-3423(f)(n)	5.65% - 1M US L	03/15/2038	25,219
1,597,794	Series 2009-3510(f)(n)	6.75% - 1M US L	02/15/2037	348,686
388,759	Series 2009-3523(f)(n)	6.00% - 1M US L	04/15/2039	73,201
76,159	Series 2009-3524(n)	3.55%	06/15/2038	81,880
13,530	Series 2009-3549(f)(n)	5.80% - 1M US L	07/15/2039	2,003
888,174	Series 2009-3560(f)(n)	6.40% - 1M US L	11/15/2036	139,776
347,302	Series 2010-3641	4.50%	03/15/2040	396,716
443,252	Series 2010-3726(f)(n)	6.05% - 1M US L	09/15/2040	81,385
2,055,177	Series 2010-3728(f)(n)	4.45% - 1M US L	09/15/2040	272,616
731,563	Series 2010-3779	3.50%	12/15/2030	794,293
137,233	Series 2010-3779	4.00%	12/15/2030	151,034
471,815	Series 2010-3779	4.50%	12/15/2040	535,428
78,218	Series 2011-3786(f)	9.50% - 1M US L	01/15/2041	87,197
1,086,628	Series 2011-3795	4.00%	01/15/2041	1,170,416
69,792	Series 2011-3798(f)	9.50% - 1M US L	11/15/2040	78,302
464,114	Series 2011-3808	3.50%	02/15/2031	499,253
39,198	Series 2011-3809(f)	9.50% - 1M US L	02/15/2041	51,991
822,582	Series 2011-3815(f)(n)	5.85% - 1M US L	02/15/2041	166,620
379,562	Series 2011-3824	3.50%	03/15/2031	411,042
448,865	Series 2011-3824(f)(n)	7.10% - 1M US L	08/15/2036	109,202
500,225	Series 2011-3863	5.50%	08/15/2034	570,944
635,682	Series 2011-3864(f)	9.20% - 1M US L	05/15/2041	808,500
564,894	Series 2011-3871	5.50%	06/15/2041	660,041
546,731	Series 2011-3872(f)(n)	5.95% - 1M US L	06/15/2041	95,789
2,958,111	Series 2011-3910	5.00%	08/15/2041	3,487,048
2,505,956	Series 2011-3924(f)(n)	6.00% - 1M US L	09/15/2041	473,276
171,508	Series 2011-3925(n)	3.00%	09/15/2021	2,043

Principal Amount/Description		Rate	Maturity	Value
$3,368,489	Series 2012-3(f)(n)	5.95% - 1M US L	02/25/2042	$650,916
3,409,321	Series 2013-4170(f)	4.05% - 1M US L	01/15/2033	3,566,670
10,719,264	Series 2013-4218	2.50%	02/15/2043	11,348,271
6,567,678	Series 2013-4239(j)	0.00%	07/15/2043	5,984,098
4,861,887	Series 2014-4413	3.50%	11/15/2044	5,158,885
3,519,830	Series 2015-4434	3.00%	02/15/2045	3,909,904
3,427,417	Series 2015-4440	2.50%	02/15/2045	3,637,598
	Federal Home Loan Mortgage Corp. Strips
2,396,227	Series 2017-358	3.00%	10/15/2047	2,552,650
	Federal National Mortgage Association Pool
64,358	Series Pool #555743	5.00%	09/01/2033	73,728
78,585	Series Pool #735382	5.00%	04/01/2035	90,263
212,124	Series Pool #735383	5.00%	04/01/2035	243,619
141,722	Series Pool #735484	5.00%	05/01/2035	162,722
65,826	Series Pool #AH4437	4.00%	01/01/2041	68,841
	Federal National Mortgage Association REMICS
71,623	Series 2004-46(f)(n)	6.00% - 1M US L	03/25/2034	8,473
257,007	Series 2006-101(f)(n)	6.58% - 1M US L	10/25/2036	59,148
747,104	Series 2006-123(f)(n)	6.32% - 1M US L	01/25/2037	163,750
3,644,764	Series 2006-92(f)(n)	6.58% - 1M US L	10/25/2036	778,662
89,623	Series 2007-102(f)(n)	6.40% - 1M US L	11/25/2037	16,938
80,081	Series 2007-108(f)(n)	6.36% - 1M US L	12/25/2037	13,278
16,146	Series 2007-30(f)(n)	6.11% - 1M US L	04/25/2037	2,603
369,864	Series 2007-38(f)(n)	6.08% - 1M US L	05/25/2037	48,825
11,486	Series 2007-51(f)(n)	6.10% - 1M US L	06/25/2037	1,511
38,544	Series 2007-53(f)(n)	6.10% - 1M US L	06/25/2037	5,288
502,573	Series 2007-57(f)(n)	6.62% - 1M US L	10/25/2036	104,086
92,667	Series 2007-68(f)(n)	6.65% - 1M US L	07/25/2037	15,168
607,426	Series 2008-3(f)(n)	6.46% - 1M US L	02/25/2038	137,303
178,308	Series 2008-56(f)(n)	6.06% - 1M US L	07/25/2038	24,276
34,616	Series 2008-81	5.50%	09/25/2038	39,161
311,630	Series 2009-111	5.00%	01/25/2040	355,920
151,000	Series 2009-111(f)(n)	6.25% - 1M US L	01/25/2040	23,969
946,307	Series 2009-12(f)(n)	6.60% - 1M US L	03/25/2036	206,723
33,188	Series 2009-28(f)(n)	6.00% - 1M US L	04/25/2037	4,764
354,990	Series 2009-41	4.50%	06/25/2039	385,896
85,505	Series 2009-42(f)(n)	6.00% - 1M US L	06/25/2039	14,378
192,987	Series 2009-47(f)(n)	6.10% - 1M US L	07/25/2039	17,480
104,283	Series 2009-62(f)(n)	6.10% - 1M US L	08/25/2039	13,202
62,251	Series 2009-66(f)(n)	5.80% - 1M US L	02/25/2038	9,894
47,449	Series 2009-68(f)(n)	5.25% - 1M US L	09/25/2039	5,509
192,452	Series 2010-11(f)(n)	4.80% - 1M US L	02/25/2040	24,460
37,749	Series 2010-111(f)(n)	6.00% - 1M US L	10/25/2040	5,194
115,557	Series 2010-112	4.00%	10/25/2040	119,583
130,088	Series 2010-115(f)(n)	6.60% - 1M US L	11/25/2039	17,269
1,871,890	Series 2010-115(f)(n)	6.00% - 1M US L	10/25/2040	397,543
4,356,254	Series 2010-123(f)(n)	6.05% - 1M US L	11/25/2040	911,788
716,655	Series 2010-15(f)(n)	4.95% - 1M US L	03/25/2040	111,279
108,240	Series 2010-34(f)(n)	4.93% - 1M US L	04/25/2040	13,815
64,530	Series 2010-4(f)(n)	6.23% - 1M US L	02/25/2040	12,195
86,582	Series 2010-58(f)	12.47% - 1M US L	06/25/2040	111,413
2,909,089	Series 2010-75	4.50%	07/25/2040	3,260,751
219,364	Series 2010-9(f)(n)	4.75% - 1M US L	02/25/2040	23,111
55,176	Series 2010-9(f)(n)	5.30% - 1M US L	02/25/2040	8,124
14,441	Series 2010-90(f)(n)	6.00% - 1M US L	08/25/2040	1,989

Principal Amount/Description		Rate	Maturity	Value
$382,673	Series 2011-16	3.50%	03/25/2031	$413,709
578,686	Series 2011-25	3.00%	04/25/2026	602,981
404,505	Series 2011-29	3.50%	04/25/2031	433,744
128,373	Series 2011-48(f)	9.20% - 1M US L	06/25/2041	139,552
387,604	Series 2011-5(f)(n)	6.40% - 1M US L	11/25/2040	36,985
3,468,959	Series 2012-106(f)(n)	6.16% - 1M US L	10/25/2042	740,676
1,194,654	Series 2012-124(f)	7.79% - 1M US L	11/25/2042	1,464,119
9,795,601	Series 2012-128(f)	6.00% - 1M US L	11/25/2042	11,005,885
200,479	Series 2012-29(f)(n)	6.00% - 1M US L	04/25/2042	26,855
759,839	Series 2012-32(n)	5.00%	04/25/2042	121,002
3,503,550	Series 2012-65(f)(n)	5.98% - 1M US L	06/25/2042	673,994
3,162,403	Series 2013-19(f)	5.40% - 1M US L	03/25/2043	3,361,427
9,646,208	Series 2013-51(f)	5.40% - 1M US L	04/25/2043	10,025,418
1,533,094	Series 2015-59	3.00%	06/25/2041	1,552,654
10,446,806	Series 2015-79	3.00%	11/25/2045	11,198,842
1,614,432	Series 2015-9	3.00%	01/25/2045	1,729,917
12,280,414	Series 2016-72	3.00%	10/25/2046	12,348,125
2,784,269	Series 2018-21(j)	0.00%	04/25/2048	2,624,324
2,050,939	Series 2018-27	3.00%	12/25/2047	2,149,487
2,419,471	Series 2018-36	3.00%	06/25/2048	2,539,833
3,835,019	Series 2019-12	3.00%	04/25/2049	4,017,585
	FMC GMSR Issuer Trust
500,000	Series 2019-GT1(f)(g)	5.66%	05/25/2024	404,909
5,000,000	Series 2019-GT2(f)(g)	4.72%	09/25/2024	3,733,109
	Freddie Mac Pool
2,762,120	Series Pool #RB5022	3.00%	11/01/2039	2,912,017
	Freddie Mac REMICS
5,117,690	Series 2011-3972(f)(n)	5.90% - 1M US L	12/15/2041	967,512
4,429,245	Series 2017-4703	3.50%	07/15/2047	4,871,733
	Government National Mortgage Association
55,693	Series 2004-83(f)(n)	6.08% - 1M US L	10/20/2034	10,820
47,485	Series 2008-6(f)(n)	6.46% - 1M US L	02/20/2038	9,666
45,207	Series 2008-67(f)(n)	6.00% - 1M US L	08/20/2038	7,743
709,904	Series 2008-69(f)(n)	7.63% - 1M US L	08/20/2038	164,440
63,167	Series 2009-10(f)(n)	6.65% - 1M US L	02/16/2039	12,546
897,263	Series 2009-35	4.50%	05/20/2039	1,011,834
3,637,979	Series 2009-58(f)(n)	6.25% - 1M US L	06/20/2039	620,211
50,624	Series 2009-6(f)(n)	5.95% - 1M US L	02/20/2038	6,769
1,681,003	Series 2009-75	5.00%	09/20/2039	1,927,205
4,016,738	Series 2010-121(f)(n)	6.00% - 1M US L	09/20/2040	771,660
69,368	Series 2010-61(f)(n)	6.55% - 1M US L	09/20/2039	12,679
123,677	Series 2010-98(f)(n)	5.67%	03/20/2039	14,546
2,543,393	Series 2011-148	3.50%	11/16/2041	2,763,503
556,054	Series 2011-69(j)	0.00%	05/20/2041	544,805
1,717,039	Series 2011-71	4.50%	02/20/2041	1,916,943
1,117,698	Series 2011-71(f)(n)	5.40% - 1M US L	05/20/2041	195,302
356,403	Series 2011-72(f)(n)	6.15% - 1M US L	05/20/2041	78,990
1,825,837	Series 2011-89(f)(n)	5.45% - 1M US L	06/20/2041	312,653
327,871	Series 2012-105(f)(n)	6.20% - 1M US L	01/20/2041	15,242
4,868,746	Series 2013-113(f)(n)	6.25% - 1M US L	03/20/2043	660,090
6,671,620	Series 2013-122(f)(n)	6.10% - 1M US L	08/16/2043	1,197,705
4,091,191	Series 2013-148(f)(n)	5.68% - 1M US L	10/16/2043	927,373
7,133,507	Series 2013-186(f)(n)	6.25% - 1M US L	02/16/2043	1,112,687
4,437,283	Series 2014-156(f)(n)	6.25% - 1M US L	10/20/2044	833,134
8,908,385	Series 2014-4(f)(n)	6.10% - 1M US L	01/16/2044	1,516,160
10,175,589	Series 2014-41(f)(n)	6.10% - 1M US L	03/20/2044	2,130,242
5,971,137	Series 2014-5(f)(n)	6.15% - 1M US L	07/20/2043	918,686

Principal Amount/Description		Rate	Maturity	Value
$5,755,357	Series 2014-95(f)(n)	6.25% - 1M US L	06/16/2044	$1,216,509
16,763,247	Series 2018-97(f)(n)	6.20% - 1M US L	07/20/2048	2,157,403
21,600,881	Series 2019-22(f)(n)	5.60% - 1M US L	02/20/2045	4,455,594
17,250,030	Series 2019-92(f)(n)	6.10% - 1M US L	07/20/2049	2,270,316
23,970,806	Series 2020-47(f)(n)	6.00% - 1M US L	05/20/2044	4,569,864
	JP Morgan Resecuritization Trust
3,128,486	Series 2014-6(f)(g)	1M US L + 0.21%	07/27/2046	2,733,843
	Legacy Mortgage Asset Trust
13,310,000	Series 2019-GS7(g)(o)	4.50%	11/25/2059	12,927,259
	LHOME Mortgage Trust
4,250,000	Series 2020-RTL1(g)(o)	3.72%	10/25/2022	3,952,212
3,750,000	Series 2020-RTL1(g)(o)	4.95%	10/25/2022	3,618,709
	Mello Warehouse Securitization Trust
3,500,000	Series 2019-1(f)(g)	1M US L + 3.50%	05/14/2021	3,423,637
5,680,000	Series 2019-2(f)(g)	1M US L + 3.25%	10/25/2021	5,451,202
	Residential Mortgage Loan Trust
3,250,000	Series 2020-1(f)(g)	4.67%	02/25/2024	2,887,204
	Toorak Mortgage Corp., Ltd.
3,500,000	Series 2019-2(o)	4.21%	09/25/2022	3,310,110

TOTAL U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES
(Cost $314,489,032)				266,586,067

Shares/Description		Value
WARRANTS - 0.00%(b)
219,520	Oas SA, Strike Price 1.00, Expires 05/16/2039(m)	0

TOTAL WARRANTS
(Cost $0)		0

SHORT-TERM INVESTMENTS - 14.81%
Money Market Fund - 14.67%
261,489,822	State Street Institutional Trust (7 Day Yield 0.12%)	261,489,822

Principal Amount/Description		Rate	Maturity	Value
U.S. Treasury - 0.14%
2,250,000	United States Treasury Bill(p)	0.16%	11/27/2020	2,248,603
185,000	United States Treasury Bill(p)	1.54%	11/05/2020	184,906
				2,433,509

TOTAL SHORT-TERM INVESTMENTS
(Cost $263,922,358)				263,923,331

TOTAL INVESTMENTS - 99.72%
(Cost $1,888,243,073)				$1,777,398,769
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.28%				5,052,475
NET ASSETS - 100.00%				$1,782,451,244

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

SOFR - Secured Overnight Financing Rate Data

Libor Rates:

1M US L - 1 Month LIBOR as of June 30, 2020 was 0.16%

2M US L - 2 Month LIBOR as of June 30, 2020 was 0.23%

3M US L - 3 Month LIBOR as of June 30, 2020 was 0.30%

1D SOFR - 1 Day SOFR as of June 30, 2020 was 0.10%

(a)	Security does not have a market value or rate. Security will not be entitled to distributions in respect of principal or interest other than excess interest paid with respect to the mortgage loans.
(b)	Non-income producing security.
(c)	Affiliated company. See Note 9 to Notes to Quarterly Schedule of Investments.
(d)	Security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(e)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees (The "Board"). As of June 30, 2020, the aggregate fair value of those securities was $36,844,187, representing 2.07% of net assets.
(f)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(g)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A securities amounts to $414,040,241, which represents approximately 23.23% of net assets as of June 30, 2020.
(h)	Security is currently in default.
(i)	Pay-in-kind securities - Rate paid in-kind is shown in parenthesis.
(j)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(k)	Less than 0.005%.
(l)	All or a portion of this position has not settled as of June 30, 2020. The interest rate shown represents the stated spread over the London Interbank Offered Rate ("LIBOR" or "L") or the Euro Interbank Offered Rate ("EURIBOR" or "E") or the applicable LIBOR/EURIBOR floor; the Fund will not accrue interest until the settlement date, at which point LIBOR/EURIBOR will be established.
(m)	The Level 3 assets were a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(n)	Interest only securities.
(o)	Step up bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at June 30, 2020.
(p)	Rate shown represents the bond equivalent yield to maturity at date of purchase.

See Notes to Quarterly Schedule of Investments.

RiverNorth/Oaktree High Income Fund

SCHEDULE OF INVESTMENTS

June 30, 2020 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 11.22%
32,676	BlackRock Debt Strategies Fund, Inc.	$304,867
19,511	BrandywineGLOBAL - Global Income Opportunities Fund, Inc.	225,157
50,612	Eaton Vance Limited Duration Income Fund	570,397
61,831	Highland Income Fund	497,740
44,738	Invesco Dynamic Credit Opportunities Fund	398,168
215,950	Invesco Senior Income Trust	747,187
15,529	NexPoint Credit Strategies Fund	163,365
49,325	PGIM Global High Yield Fund, Inc.	627,414
32,911	PGIM High Yield Bond Fund, Inc.	435,413
61,469	Western Asset Global High Income Fund, Inc.	568,588
128,787	Western Asset High Income Opportunity Fund, Inc.	594,996

TOTAL CLOSED-END FUNDS
(Cost $5,972,160)		5,133,292

COMMON STOCKS - 0.06%
947	DBI Investors, Inc.(a)(b)	1,345
2,675	PHI Group, Inc.(a)(b)	21,748
629	Phi, Inc.(a)(b)	5,114
3,002	Ultra Petroleum Corp.(b)	57

TOTAL COMMON STOCKS
(Cost $265,094)		28,264

PREFERRED STOCKS - 0.19%
116	DBI Investors Inc., 10.000%(a)(b)(c)(d)	39
101	Sequa Corp., 7.000%(a)(b)(c)	88,265

TOTAL PREFERRED STOCKS
(Cost $112,039)		88,304

Principal Amount/Description		Rate	Maturity	Value
BANK LOANS - 36.54%
Canada - 0.50%
$235,932	GFL Environmental, Inc., First Lien - Effective Date Incremental Term Loan(e)	3M US L + 3.00%, 1.00% Floor	05/30/2025	230,034

Denmark - 0.74%
229,305	Nets Holdco 4 ApS, First Lien - Facility B1E Term Loan(e)	3M EUR L + 3.25%	02/06/2025	248,961
81,941	TDC A/S, First Lien - Facility B3 Term Loan(e)	1M EUR L + 3.00%	06/04/2025	89,456
				338,417

Principal Amount/Description		Rate	Maturity	Value
Finland - 0.22%
$100,000	Mascot Bidco Oy, First Lien - Facility B Term Loan(e)	6M EUR L + 4.50%	03/30/2026	$102,133

France - 1.56%
98,500	Altice France S.A., First Lien - USD TLB-13 Incremental Term Loan(e)	1M US L + 4.00%	08/14/2026	95,105
100,000	CAB, First Lien - Facility B Term Loan(e)	6M EUR L + 3.75%	04/25/2026	108,698
300,000	Constantin Investissement 4 S.A.S., First Lien - Facility B Term Loan(e)	6M EUR L + 3.00%	04/22/2024	323,332
194,000	Numericable U.S. LLC, First Lien - USD TLB-11 Term Loan(e)	1M US L + 2.75%	07/31/2025	184,530
				711,665
Germany - 0.56%
157,130	CTC AcquiCo GmbH, First Lien - Facility B2 Term Loan(e)	3M US L + 2.75%	03/07/2025	148,357
100,000	Marcel Lux IV SARL, First Lien - Facility B2 (EUR) Term Loan(e)	3M EUR L + 3.50%	03/16/2026	108,324
				256,681
Great Britain - 1.93%
175,772	Formula One Management, Ltd., First Lien - Facility B3 Term Loan(e)	1M US L + 2.50%, 1.00% Floor	02/01/2024	167,973
210,000	Franklin UK Midco, Ltd., First Lien - Facility B1 Term Loan(e)	6M EUR L + 3.50%	12/18/2024	197,889
300,000	Genesis Care Finance Pty, Ltd., First Lien - Facility B2 Term Loan(e)	3M EUR L + 3.00%	10/30/2025	319,690
181,182	Lernen Bidco, Ltd., First Lien - Facility B1 (EUR) Term Loan(e)	6M EUR L + 4.25%	10/25/2025	197,959
				883,511
Luxembourg - 1.66%
250,000	AI Convoy S.a r.l., First Lien - Facility B Term Loan(e)	L + 3.50%, 1.00% Floor	01/18/2027	239,687
146,250	Altice Financing S.A., First Lien - October 2017 USD Term Loan(e)	1M US L + 2.75%	01/31/2026	138,572
249,375	Camelot U.S. Acquisition 1 Co., First Lien - Initial Term Loan(e)	L + 3.25%	10/30/2026	242,167
134,181	Intelsat Jackson Holdings S.A., First Lien - DIP Term Loan(e)(f)	L + 5.50%, 1.00% Floor	07/14/2021	136,571
				756,997
Netherlands - 1.43%
39,500	NEP Group, Inc., First Lien - Initial Euro Term Loan(e)	3M EUR L + 3.50%	10/20/2025	38,221
283,418	Peer Holdings III B.V., First Lien - Facility B Term Loan(e)	6M EUR L + 3.25%	03/07/2025	304,050
250,000	Sigma Holdco B.V., First Lien - Facility B4 (GBP) Term Loan(e)	1M US L + 4.00%	07/02/2025	295,613
17,820	Sunshine Investments B.V., First Lien - Facility B3 Term Loan(e)	L + 3.25%	03/28/2025	17,374
				655,258
Sweden - 0.48%
200,000	Verisure Holding AB, First Lien - Facility B1F Term Loan(e)	6M EUR L + 3.50%	10/21/2022	220,536

United States - 27.46%
245,207	Access CIG LLC, First Lien - B Term Loan(e)	1M US L + 3.75%	02/27/2025	234,225
334,523	Acuity Specialty Products, Inc., First Lien - Initial Term Loan(e)	3M US L + 4.00%, 1.00% Floor	08/12/2024	284,344

Principal Amount/Description		Rate	Maturity	Value
$147,375	Adtalem Global Education, Inc., First Lien - B Term Loan(e)	1M US L + 3.00%	04/11/2025	$138,164
250,000	AI Aqua Merger Sub, Inc., First Lien - Sixth Amendment Initial Incremental Term Loan(e)	L + 5.25%, 1.00% Floor	12/13/2023	248,750
38,700	AI Aqua Merger Sub, Inc., First Lien - Tranche B-1 Term Loan(e)	3M US L + 3.25%, 1.00% Floor	12/13/2023	37,297
241,207	American Renal Holdings, Inc., First Lien - B Term Loan(e)	1M US L + 5.00%	06/21/2024	227,941
237,112	American Rock Salt Co. LLC, First Lien - Initial Term Loan(e)	1M US L + 3.75%, 1.00% Floor	03/21/2025	232,666
147,375	Amynta Agency Borrower, Inc., First Lien - B Term Loan(e)	1M US L + 4.50%	02/28/2025	129,322
146,291	Applied Systems, Inc., First Lien - Closing Date Term Loan(e)	3M US L + 3.25%, 1.00% Floor	09/19/2024	142,667
250,000	AssuredPartners, Inc., First Lien - 2020 June Incremental Term Loan(e)	L + 4.50%, 1.00% Floor	02/12/2027	246,563
143,331	Asurion LLC, First Lien - Amendment No. 14 Replacement B-4 Term Loan(e)	1M US L + 3.00%	08/04/2022	139,927
246,875	Atlantic Aviation FBO, Inc., First Lien - B Term Loan(e)	1M US L + 3.75%	12/06/2025	233,297
166,678	Aveanna Healthcare LLC, First Lien - Initial Term Loan(e)	3M US L + 4.25%, 1.00% Floor	03/18/2024	148,622
179,798	BCP Renaissance Parent LLC, First Lien - Initial Term Loan(e)	3M US L + 3.50%, 1.00% Floor	10/31/2024	151,673
196,000	Beacon Roofing Supply, Inc., First Lien - Initial Term Loan(e)	1M US L + 2.25%	01/02/2025	187,214
146,625	Belron Finance US LLC, First Lien - Initial B Term Loan(e)	3M US L + 2.50%	11/07/2024	142,410
97,500	Big River Steel LLC, First Lien - Closing Date Term Loan(e)	3M US L + 5.00%, 1.00% Floor	08/23/2023	92,229
244,387	Boing US Holdco, Inc., First Lien - B Term Loan(e)	1M US L + 3.25%, 1.00% Floor	10/03/2024	229,724
246,250	Bracket Intermediate Holding Corp., First Lien - Initial Term Loan(e)	3M US L + 4.25%	09/05/2025	229,628
246,875	Brookfield WEC Holdings, Inc., First Lien - Initial (2020) Term Loan(e)	1M US L + 3.00%, 0.75% Floor	08/01/2025	239,160
100,000	Carnival Corp., First Lien - B Term Loan(e)(f)	L + 7.50%, 1.00% Floor	06/30/2025	96,750
203,559	Cengage Learning, Inc., First Lien - 2016 Refinancing Term Loan(e)	3M US L + 4.25%, 1.00% Floor	06/07/2023	165,900
246,875	CentralSquare Technologies LLC, First Lien - Initial Term Loan(e)	1M US L + 3.75%	08/29/2025	218,588
248,750	CenturyLink, Inc., First Lien - B Term Loan(e)	L + 2.25%	03/15/2027	235,397
103,002	CEOC LLC, First Lien - B Term Loan(e)	1M US L + 2.00%	10/07/2024	102,664
244,397	Charter Communications Operating LLC, First Lien - B-2 Term Loan(e)	1M US L + 1.75%	02/01/2027	235,859
96,837	Charter NEX US, Inc., First Lien - Initial Term Loan(e)	1M US L + 2.75%, 1.00% Floor	05/16/2024	93,125
146,984	Cogeco Communications II LP, First Lien - B Term Loan(e)	1M US L + 2.00%	01/03/2025	141,059
245,625	Covia Holdings Corp., First Lien - Initial Term Loan(e)(g)	3M US L + 4.00%, 1.00% Floor	06/01/2025	141,005
172,543	Cypress Intermediate Holdings III, Inc., First Lien - Initial Term Loan(e)	1M US L + 3.00%, 1.00% Floor	04/29/2024	167,439
250,000	Delta Air Lines, Inc., First Lien (e)	L + 4.75%	04/29/2023	246,016
147,001	EG Group, Ltd., First Lien - Additional Facility Term Loan(e)	6M US L + 4.00%	02/07/2025	138,427
250,000	Ellie Mae, Inc., First Lien (e)(f)	L + 3.75%	04/17/2026	243,312

Principal Amount/Description		Rate	Maturity	Value
$96,753	ExamWorks Group, Inc., First Lien - B-1 Term Loan(e)	3M US L + 3.25%, 1.00% Floor	07/27/2023	$94,879
245,625	Flynn Restaurant Group LP, First Lien - Initial Term Loan(e)	1M US L + 3.50%	06/27/2025	226,794
125,000	Flynn Restaurant Group LP, Second Lien - Initial Term Loan(e)	1M US L + 7.00%	06/29/2026	102,708
246,250	Franklin Square Holdings LP, First Lien - Initial Term Loan(e)	1M US L + 2.25%	08/01/2025	238,862
250,000	Froneri International, Ltd., First Lien - Facility B2 Term Loan(e)	L + 2.25%	01/29/2027	235,783
136,988	Gentiva Health Services, Inc., First Lien - B Term Loan(e)	1M US L + 3.25%	07/02/2025	133,221
194,509	Global Medical Response, Inc., First Lien - 2018 Term Loan(e)	3M US L + 3.25%, 1.00% Floor	04/28/2022	187,750
216,055	Globallogic Holdings, Inc., First Lien - Initial Term Loan(e)	1M US L + 2.75%	08/01/2025	207,862
115,737	Graftech International, Ltd., First Lien - Initial Term Loan(e)	1M US L + 3.50%, 1.00% Floor	02/12/2025	113,085
159,679	Greeneden U.S. Holdings I LLC, First Lien - Tranche B-3 Dollar Term Loan(e)	1M US L + 3.25%	12/01/2023	154,261
97,751	Greenrock Finance, Inc., First Lien - Initial USD B Term Loan(e)	3M US L + 3.50%, 1.00% Floor	06/28/2024	91,177
154,090	Jaguar Holding Co. I LLC, First Lien - 2018 Term Loan(e)	1M US L + 2.50%, 1.00% Floor	08/18/2022	152,549
99,000	JBS USA Lux S.A., First Lien - New Term Loan(e)	3M US L + 2.00%	05/01/2026	95,068
33,000	JetBlue Airways Corp., First Lien (e)(f)	L + 5.25%, 1.00% Floor	06/12/2024	32,390
77,400	Learfield Communications LLC, First Lien - Initial Term Loan(e)	1M US L + 3.25%, 1.00% Floor	12/01/2023	58,785
228,971	Life Time Fitness, Inc., First Lien - 2017 Refinancing Term Loan(e)	3M US L + 2.75%, 1.00% Floor	06/10/2022	204,787
39,268	McAfee LLC, First Lien - B USD Term Loan(e)	1M US L + 3.75%	09/30/2024	38,357
250,000	Mileage Plus Holdings LLC, First Lien - B Term Loan(e)(f)	L + 5.25%, 1.00% Floor	06/25/2027	248,464
250,000	NASCAR Holdings LLC, First Lien - Initial Term Loan(e)	L + 2.75%	10/19/2026	240,179
243,750	Natgasoline LLC, First Lien - Initial Term Loan(e)	3M US L + 3.50%	11/14/2025	235,219
10,000	Navicure, Inc., First Lien - Initial Term Loan(e)	L + 4.00%	10/22/2026	9,625
97,000	Onvoy LLC, First Lien - Initial Term Loan(e)	1M US L + 4.50%, 1.00% Floor	02/10/2024	92,029
147,226	PetVet Care Centers LLC, First Lien - Initial Term Loan(e)	1M US L + 2.75%	02/14/2025	140,601
250,000	PG&E Corp., First Lien (e)(f)	L + 4.50%, 1.00% Floor	06/23/2025	246,000
249,375	Pug LLC, First Lien - USD B Term Loan(e)	L + 3.50%	02/12/2027	218,827
234,695	Recess Holdings, Inc., First Lien - Initial Term Loan(e)	1M US L + 3.75%, 1.00% Floor	09/30/2024	195,187
250,000	Recorded Books, Inc., First Lien - Initial Term Loan(e)	L + 4.25%	08/29/2025	243,437
194,150	Ring Container Technologies Group LLC, First Lien - Initial Term Loan(e)	1M US L + 2.75%	10/31/2024	186,141
250,000	Sotera Health Holdings LLC, First Lien - Initial Term Loan(e)	L + 4.50%, 1.00% Floor	12/11/2026	244,870
220,928	St. George's University Scholastic Services LLC, First Lien (e)	1M US L + 3.25%	07/17/2025	214,300

Principal Amount/Description		Rate	Maturity	Value
$250,000	T-Mobile USA, Inc., First Lien (e)	L + 3.00%	04/01/2027	$249,886
199	Toys R Us Tl2(d)	9.50% (12.50%)	03/08/2024	196
85,236	Trans Union LLC, First Lien - 2019 Replacement B-5 Term Loan(e)	1M US L + 1.75%	11/16/2026	81,773
172,924	TransDigm, Inc., First Lien - Tranche E Refinancing Term Loan(e)	1M US L + 2.25%	05/30/2025	156,212
247,500	Tunnel Hill Partners LP, First Lien - Initial Term Loan(e)	3M US L + 3.50%	02/06/2026	225,844
250,000	UFC Holdings LLC, First Lien - B-1 Term Loan(e)(f)	1M US L + 3.25%, 1.00% Floor	04/29/2026	239,791
250,000	Ultimate Software Group, Inc., First Lien - 2020 Incremental Term Loan(e)(f)	L + 4.00%, 0.75% Floor	05/04/2026	247,481
35,761	Vestcom Parent Holdings, Inc., First Lien - L/C Collaterilized Term Loan(e)	3M US L + 3.00%, 1.00% Floor	12/19/2023	33,615
227,681	Windstream Services Tl(a)(e)	L + 4.00%	12/31/2049	157,100
132,005	YI LLC, First Lien - Initial Term Loan(e)	3M US L + 4.00%, 1.00% Floor	11/07/2024	114,184
250,000	Zayo Group Holdings, Inc., First Lien - Initial Dollar Term Loan(e)	L + 3.00%	03/09/2027	238,113
				12,568,756

TOTAL BANK LOANS
(Cost $17,816,722)				16,723,988

HIGH YIELD DEBT- 50.25%
Australia - 0.35%
40,000	Mineral Resources, Ltd.(h)	8.13%	05/01/2027	42,616
120,000	Nufarm Australia, Ltd. / Nufarm Americas, Inc.(h)	5.75%	04/30/2026	116,227
				158,843
Canada - 1.69%
70,000	1011778 BC ULC / New Red Finance, Inc.(h)	4.38%	01/15/2028	68,732
30,000	Baytex Energy Corp.(h)	8.75%	04/01/2027	14,775
55,000	Bombardier, Inc.(h)	6.13%	01/15/2023	37,884
36,000	Cascades, Inc.(h)	5.75%	07/15/2023	36,401
35,000	Cascades, Inc./Cascades USA, Inc.(h)	5.13%	01/15/2026	35,635
65,000	Cascades, Inc./Cascades USA, Inc.(h)	5.38%	01/15/2028	66,178
45,000	Eldorado Gold Corp.(h)	9.50%	06/01/2024	48,089
25,000	First Quantum Minerals, Ltd.(h)	7.25%	05/15/2022	24,531
20,000	First Quantum Minerals, Ltd.(h)	7.25%	04/01/2023	19,226
85,000	GFL Environmental, Inc.(h)	5.13%	12/15/2026	88,187
60,000	goeasy, Ltd.(h)	5.38%	12/01/2024	58,319
50,000	Mattamy Group Corp.(h)	4.63%	03/01/2030	48,086
45,000	MEG Energy Corp.(h)	7.00%	03/31/2024	38,705
55,000	MEG Energy Corp.(h)	7.13%	02/01/2027	45,856
35,000	Precision Drilling Corp.	7.75%	12/15/2023	24,103
15,000	Precision Drilling Corp.(h)	7.13%	01/15/2026	9,203
70,000	Telesat Canada / Telesat LLC(h)	4.88%	06/01/2027	68,819
50,000	Vermilion Energy, Inc.(h)	5.63%	03/15/2025	42,432
				775,161
Cayman Islands - 0.34%
105,000	Global Aircraft Leasing Co., Ltd.(d)(h)	6.50% (7.25%)	09/15/2024	70,612
66,800	Transocean Guardian, Ltd.(h)	5.88%	01/15/2024	59,101

Principal Amount/Description		Rate	Maturity	Value
$30,000	Transocean Poseidon, Ltd.(h)	6.88%	02/01/2027	$25,950
				155,663
Denmark - 0.25%
100,000	DKT Finance ApS(i)	7.00%	06/17/2023	112,168

France - 1.49%
100,000	Altice France SA(i)	5.88%	02/01/2027	118,624
120,000	Altice France SA(h)	5.50%	01/15/2028	121,403
100,000	Banijay Entertainment SASU(h)	3.50%	03/01/2025	107,700
100,000	Constantin Investissement 3 SASU(i)	5.38%	04/15/2025	113,206
100,000	Faurecia SE	3.13%	06/15/2026	110,325
100,000	Rexel SA	2.63%	06/15/2024	112,124
				683,382
Germany - 1.26%
100,000	IHO Verwaltungs GmbH(d)(i)	3.75% (4.50%)	09/15/2026	110,247
120,000	Nidda Healthcare Holding GmbH(i)	3.50%	09/30/2024	133,383
100,000	Techem Verwaltungsgesellschaft 674 mbH(i)	6.00%	07/30/2026	115,298
100,000	Tele Columbus AG(i)	3.88%	05/02/2025	105,356
100,000	WEPA Hygieneprodukte GmbH(i)	2.88%	12/15/2027	110,315
				574,599
Great Britain - 1.06%
100,000	Arqiva Broadcast Finance PLC	6.75%	09/30/2023	128,868
55,000	Connect Finco SARL / Connect US Finco LLC(h)	6.75%	10/01/2026	52,079
100,000	Nomad Foods Bondco PLC(i)	3.25%	05/15/2024	113,520
100,000	Synlab Bondco PLC(e)(h)	3M EUR L + 4.75%	07/01/2025	112,619
20,000	Tronox Finance PLC(h)	5.75%	10/01/2025	18,573
60,000	Virgin Media Finance PLC(h)	5.00%	07/15/2030	58,881
				484,540
Ireland - 0.90%
200,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.(h)	5.25%	08/15/2027	196,662
10,000	Avolon Holdings Funding, Ltd.(h)	5.50%	01/15/2023	9,421
70,000	Avolon Holdings Funding, Ltd.(h)	3.95%	07/01/2024	61,297
20,000	Endo Dac / Endo Finance LLC / Endo Finco, Inc.(h)	9.50%	07/31/2027	21,254
100,000	Virgin Media Vendor Financing Notes III DAC(h)	4.88%	07/15/2028	124,990
				413,624
Isle Of Man - 0.24%
100,000	Playtech PLC	3.75%	10/12/2023	111,334

Italy - 1.17%
100,000	Bormioli Pharma Bidco SpA(e)(i)	3M EUR L + 3.50%	11/15/2024	100,942
100,000	Guala Closures SpA(e)(h)	3M EUR L + 3.50%	04/15/2024	110,929
100,000	LKQ Italia Bondco SpA(i)	3.88%	04/01/2024	116,693
200,000	Telecom Italia SpA(h)	5.30%	05/30/2024	208,877
				537,441
Jersey - 0.51%
100,000	CPUK Finance, Ltd.(i)	4.25%	08/28/2022	118,780
100,000	LHC3 PLC(d)(h)	4.13% (9.00%)	08/15/2024	112,967
				231,747
Luxembourg - 2.61%
100,000	Altice Financing SA(h)	3.00%	01/15/2028	103,642

Principal Amount/Description		Rate	Maturity	Value
$100,000	Altice France Holding SA(h)	4.00%	02/15/2028	$101,890
45,000	ArcelorMittal SA	3.60%	07/16/2024	44,623
55,000	ArcelorMittal SA	4.55%	03/11/2026	55,587
15,000	ArcelorMittal SA	7.25%	10/15/2039	17,945
100,000	ARD Finance SA(d)(h)	5.00% (5.75%)	06/30/2027	108,362
100,000	Cirsa Finance International Sarl(i)	4.75%	05/22/2025	98,937
85,000	Dana Financing Luxembourg Sarl(h)	5.75%	04/15/2025	86,585
100,000	Lincoln Financing SARL(i)	3.63%	04/01/2024	103,326
100,000	Monitchem HoldCo 3 SA(i)	5.25%	03/15/2025	114,418
100,000	Motion Finco Sarl(i)	7.00%	05/15/2025	115,860
100,000	Summer BC Holdco B SARL(i)	5.75%	10/31/2026	107,322
100,000	Swissport Financing Sarl(i)	9.00%	02/15/2025	22,830
100,000	Telenet Finance Luxembourg Notes Sarl(i)	3.50%	03/01/2028	114,383
				1,195,710
Netherlands - 2.31%
100,000	Intertrust Group BV(i)	3.38%	11/15/2025	112,433
100,000	Sigma Holdco BV(i)	5.75%	05/15/2026	109,930
100,000	Sunshine Mid BV(i)	6.50%	05/15/2026	111,575
100,000	Telefonica Europe BV(c)(e)	4.38%	Perpetual Maturity	116,282
100,000	Trivium Packaging Finance BV(h)	3.75%	08/15/2026	110,909
200,000	UPC Holding BV(h)	5.50%	01/15/2028	193,283
100,000	ZF Europe Finance BV	2.00%	02/23/2026	104,404
45,000	Ziggo Bond Co. BV(h)	5.13%	02/28/2030	44,726
145,000	Ziggo Bond Co. BV(h)	3.38%	02/28/2030	153,947
				1,057,489
Sweden - 0.45%
100,000	Intrum AB(i)	3.00%	09/15/2027	94,701
100,000	Verisure Midholding AB(i)	5.75%	12/01/2023	113,011
				207,712
United States - 35.62%
60,000	Acadia Healthcare Co., Inc.	5.13%	07/01/2022	60,048
55,000	Acadia Healthcare Co., Inc.	6.50%	03/01/2024	56,173
135,000	Acadia Healthcare Co., Inc.(h)	5.50%	07/01/2028	135,844
50,000	ACCO Brands Corp.(h)	5.25%	12/15/2024	50,807
20,000	Acrisure LLC / Acrisure Finance, Inc.(h)	8.13%	02/15/2024	20,841
35,000	Acrisure LLC / Acrisure Finance, Inc.(h)	10.13%	08/01/2026	37,707
60,000	Adient US LLC(h)	7.00%	05/15/2026	62,198
75,000	AES Corp.	6.00%	05/15/2026	78,549
45,000	Albertsons Cos. Inc / Safeway, Inc. / New Albertsons LP / Albertsons LLC(h)	5.88%	02/15/2028	46,506
105,000	Allied Universal Holdco LLC / Allied Universal Finance Corp.(h)	6.63%	07/15/2026	110,591
105,000	American Axle & Manufacturing, Inc.	6.88%	07/01/2028	104,341
65,000	Amsted Industries, Inc.(h)	4.63%	05/15/2030	64,350
60,000	Apache Corp.	4.75%	04/15/2043	48,383
10,000	Apache Corp.	4.25%	01/15/2044	7,541
65,000	APX Group, Inc.(h)	6.75%	02/15/2027	60,887
10,000	Aramark Services, Inc.(h)	6.38%	05/01/2025	10,345
30,000	Aramark Services, Inc.(h)	5.00%	02/01/2028	28,569
40,000	Archrock Partners LP / Archrock Partners Finance Corp.(h)	6.88%	04/01/2027	37,796
50,000	Archrock Partners LP / Archrock Partners Finance Corp.(h)	6.25%	04/01/2028	45,890
100,000	Arconic Corp.(h)	6.13%	02/15/2028	100,257

Principal Amount/Description		Rate	Maturity	Value
$11,000	Asbury Automotive Group, Inc.(h)	4.50%	03/01/2028	$10,704
13,000	Asbury Automotive Group, Inc.(h)	4.75%	03/01/2030	12,708
30,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp.(h)	7.00%	11/01/2026	19,307
20,000	Ascent Resources Utica Holdings, LLC / ARU Finance Corp.(h)	10.00%	04/01/2022	17,112
55,000	ASGN, Inc.(h)	4.63%	05/15/2028	53,807
100,000	Axalta Coating Systems LLC(i)	4.25%	08/15/2024	111,928
92,000	Bausch Health Cos., Inc.(h)	6.13%	04/15/2025	93,443
55,000	Bausch Health Cos., Inc.(h)	7.00%	01/15/2028	56,743
195,000	Bausch Health Cos., Inc.(h)	5.00%	01/30/2028	183,834
5,000	Bausch Health Cos., Inc.(h)	6.25%	02/15/2029	5,034
85,000	Berry Global, Inc.(h)	4.50%	02/15/2026	83,953
30,000	Berry Petroleum Co. LLC(h)	7.00%	02/15/2026	24,407
35,000	Block Communications, Inc.(h)	4.88%	03/01/2028	34,655
65,000	Boyd Gaming Corp.	6.38%	04/01/2026	61,873
10,000	Boyd Gaming Corp.	6.00%	08/15/2026	9,336
65,000	Boyd Gaming Corp.(h)	4.75%	12/01/2027	55,922
65,000	Brink's Co.(h)	5.50%	07/15/2025	66,367
45,000	Buckeye Partners LP(h)	4.50%	03/01/2028	42,412
5,000	Callon Petroleum Co.	6.13%	10/01/2024	1,716
45,000	Callon Petroleum Co.	6.38%	07/01/2026	15,010
45,000	Calpine Corp.(h)	5.13%	03/15/2028	44,083
75,000	Cardtronics, Inc. / Cardtronics USA, Inc.(h)	5.50%	05/01/2025	73,023
35,000	Carnival Corp.(h)	11.50%	04/01/2023	37,885
55,000	Carriage Services, Inc.(h)	6.63%	06/01/2026	58,015
100,000	Catalent Pharma Solutions, Inc.(h)	2.38%	03/01/2028	106,732
100,000	CCO Holdings LLC / CCO Holdings Capital Corp.(h)	5.50%	05/01/2026	103,859
25,000	CCO Holdings LLC / CCO Holdings Capital Corp.(h)	5.00%	02/01/2028	25,838
15,000	CCO Holdings LLC / CCO Holdings Capital Corp.(h)	5.38%	06/01/2029	15,842
120,000	CCO Holdings LLC / CCO Holdings Capital Corp.(h)	4.75%	03/01/2030	122,966
130,000	Cedar Fair LP(h)	5.25%	07/15/2029	117,755
65,000	Central Garden & Pet Co.	5.13%	02/01/2028	67,766
165,000	CenturyLink, Inc.(h)	5.13%	12/15/2026	164,844
25,000	CF Industries, Inc.	5.15%	03/15/2034	26,791
30,000	ChampionX Corp.	6.38%	05/01/2026	27,985
35,000	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.(h)	5.75%	03/01/2025	34,644
30,000	Cheniere Energy Partners LP	5.25%	10/01/2025	29,931
35,000	Cheniere Energy Partners LP(h)	4.50%	10/01/2029	34,232
65,000	Churchill Downs, Inc.(h)	5.50%	04/01/2027	63,369
40,000	CIT Group, Inc.(e)	1D US SOFR + 3.827%	06/19/2024	39,154
10,000	Citgo Holding, Inc.(h)	9.25%	08/01/2024	9,975
150,000	CITGO Petroleum Corp.(h)	6.25%	08/15/2022	149,533
20,000	CITGO Petroleum Corp.(h)	7.00%	06/15/2025	20,075
30,000	Clean Harbors, Inc.(h)	5.13%	07/15/2029	31,203
75,000	Cleveland-Cliffs, Inc.(h)	6.75%	03/15/2026	72,562
120,000	Colt Merger Sub, Inc.(h)	6.25%	07/01/2025	119,364
40,000	CommScope Technologies LLC(h)	6.00%	06/15/2025	38,732
135,000	CommScope Technologies LLC(h)	5.00%	03/15/2027	122,001
5,000	CommScope, Inc.(h)	5.50%	03/01/2024	5,062
30,000	CommScope, Inc.(h)	6.00%	03/01/2026	30,829
35,000	CommScope, Inc.(h)	7.13%	07/01/2028	35,091

Principal Amount/Description		Rate	Maturity	Value
$50,000	Comstock Resources, Inc.	9.75%	08/15/2026	$46,917
85,000	Comstock Resources, Inc.	9.75%	08/15/2026	79,581
45,000	Continental Resources, Inc.	5.00%	09/15/2022	44,350
130,000	Covanta Holding Corp.	6.00%	01/01/2027	132,101
62,000	CrownRock LP / CrownRock Finance, Inc.(h)	5.63%	10/15/2025	55,761
115,000	CSC Holdings LLC(h)	5.75%	01/15/2030	120,278
85,000	CSC Holdings LLC(h)	4.63%	12/01/2030	82,990
20,000	Cushman & Wakefield US Borrower LLC(h)	6.75%	05/15/2028	20,937
35,000	CVR Energy, Inc.(h)	5.75%	02/15/2028	30,712
20,000	Dana, Inc.	5.38%	11/15/2027	19,900
30,000	Dana, Inc.	5.63%	06/15/2028	29,856
145,000	DaVita, Inc.(h)	4.63%	06/01/2030	144,293
155,000	Delta Air Lines, Inc.(h)	7.00%	05/01/2025	160,165
15,000	Delta Air Lines, Inc.	7.38%	01/15/2026	14,527
100,000	Diamond BC BV(i)	5.63%	08/15/2025	107,041
35,000	DISH DBS Corp.	7.75%	07/01/2026	37,169
40,000	DISH DBS Corp.(h)	7.38%	07/01/2028	39,950
45,000	Edgewell Personal Care Co.(h)	5.50%	06/01/2028	46,378
80,000	Encompass Health Corp.	4.50%	02/01/2028	76,865
100,000	Energizer Gamma Acquisition BV(i)	4.63%	07/15/2026	115,151
85,000	EnerSys(h)	4.38%	12/15/2027	84,628
100,000	ESH Hospitality, Inc.(h)	5.25%	05/01/2025	96,897
55,000	ESH Hospitality, Inc.(h)	4.63%	10/01/2027	51,793
10,000	Ford Motor Credit Co. LLC(e)	3M US L + 0.43%	11/02/2020	9,893
55,000	Ford Motor Credit Co. LLC	5.09%	01/07/2021	55,085
20,000	Ford Motor Credit Co. LLC	3.34%	03/18/2021	19,857
55,000	Ford Motor Credit Co. LLC(e)	3M US L + 0.81%	04/05/2021	52,791
20,000	Ford Motor Credit Co. LLC(e)	3M US L + 0.88%	10/12/2021	18,982
25,000	Ford Motor Credit Co. LLC	5.60%	01/07/2022	25,266
30,000	Ford Motor Credit Co. LLC(e)	3M US L + 3.14%	01/07/2022	28,811
45,000	Ford Motor Credit Co. LLC(e)	3M US L + 1.27%	03/28/2022	42,085
30,000	Ford Motor Credit Co. LLC	3.34%	03/28/2022	29,166
65,000	Ford Motor Credit Co. LLC(e)	3M US L + 1.08%	08/03/2022	59,334
50,000	Ford Motor Credit Co. LLC	4.25%	09/20/2022	49,198
90,000	Ford Motor Credit Co. LLC(e)	3M US L + 1.235%	02/15/2023	79,917
25,000	Ford Motor Credit Co. LLC	5.13%	06/16/2025	25,119
145,000	Frontier Communications Corp.(g)(h)	8.00%	04/01/2027	147,419
35,000	Go Daddy Operating Co. LLC / GD Finance Co, Inc.(h)	5.25%	12/01/2027	35,693
115,000	Golden Nugget, Inc.(h)	6.75%	10/15/2024	82,800
55,000	Goodyear Tire & Rubber Co.	9.50%	05/31/2025	59,022
75,000	Greystar Real Estate Partners LLC(h)	5.75%	12/01/2025	75,765
55,000	Grinding Media, Inc. / Moly-Cop AltaSteel, Ltd.(h)	7.38%	12/15/2023	54,896
95,000	H&E Equipment Services, Inc.	5.63%	09/01/2025	96,178
100,000	Herc Holdings, Inc.(h)	5.50%	07/15/2027	100,468
75,000	Hess Midstream Operations LP(h)	5.63%	02/15/2026	74,383
5,000	Hess Midstream Operations LP(h)	5.13%	06/15/2028	4,817
40,000	Howmet Aerospace, Inc.	6.88%	05/01/2025	43,489
60,000	HUB International, Ltd.(h)	7.00%	05/01/2026	60,060
105,000	Hunt Cos., Inc.(h)	6.25%	02/15/2026	95,855
40,000	IAA, Inc.(h)	5.50%	06/15/2027	41,444
10,000	iHeartCommunications, Inc.	8.38%	05/01/2027	9,182
110,000	iHeartCommunications, Inc.(h)	5.25%	08/15/2027	105,511
25,000	Illuminate Buyer LLC / Illuminate Holdings IV, Inc.(h)	9.00%	07/01/2028	26,125

Principal Amount/Description		Rate	Maturity	Value
$35,000	Ingles Markets, Inc.	5.75%	06/15/2023	$35,284
190,000	Intelsat Jackson Holdings SA(g)(h)	8.00%	02/15/2024	193,010
100,000	International Game Technology PLC(i)	2.38%	04/15/2028	101,386
55,000	Iron Mountain, Inc.(h)	5.25%	03/15/2028	54,852
15,000	Iron Mountain, Inc.(h)	5.00%	07/15/2028	14,691
105,000	Iron Mountain, Inc.(h)	4.88%	09/15/2029	102,217
20,000	Iron Mountain, Inc.(h)	5.25%	07/15/2030	19,647
30,000	Itron, Inc.(h)	5.00%	01/15/2026	29,994
25,000	JBS USA LUX SA / JBS USA Finance, Inc.(h)	6.50%	04/15/2029	26,589
55,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.(h)	5.50%	01/15/2030	56,468
90,000	KAR Auction Services, Inc.(h)	5.13%	06/01/2025	88,884
45,000	Kennedy-Wilson, Inc.	5.88%	04/01/2024	44,915
90,000	Kraft Heinz Foods Co.	6.88%	01/26/2039	111,405
125,000	Kraft Heinz Foods Co.	6.50%	02/09/2040	150,787
30,000	Kraft Heinz Foods Co.(h)	5.50%	06/01/2050	32,087
95,000	Kraton Polymers, LLC / Kraton Polymers Capital Corp.(h)	7.00%	04/15/2025	95,808
10,000	L Brands, Inc.(h)	9.38%	07/01/2025	10,037
105,000	L Brands, Inc.	7.50%	06/15/2029	91,790
25,000	L Brands, Inc.	6.95%	03/01/2033	17,464
75,000	Lamar Media Corp.	5.75%	02/01/2026	77,545
20,000	Lamar Media Corp.(h)	4.00%	02/15/2030	19,194
125,000	Laredo Petroleum, Inc.	9.50%	01/15/2025	86,524
75,000	Level 3 Financing, Inc.	5.25%	03/15/2026	77,450
20,000	Level 3 Financing, Inc.(h)	4.63%	09/15/2027	20,207
15,000	Live Nation Entertainment, Inc.(h)	6.50%	05/15/2027	15,478
55,000	Marriott Ownership Resorts, Inc.(h)	6.13%	09/15/2025	56,478
45,000	Masonite International Corp.(h)	5.38%	02/01/2028	46,089
145,000	Mauser Packaging Solutions Holding Co.(h)	5.50%	04/15/2024	142,733
5,000	MEDNAX, Inc.(h)	5.25%	12/01/2023	4,988
65,000	MEDNAX, Inc.(h)	6.25%	01/15/2027	65,225
75,000	Mercer International, Inc.	7.38%	01/15/2025	74,852
60,000	Mercer International, Inc.	5.50%	01/15/2026	56,589
63,000	MGM Resorts International	5.50%	04/15/2027	60,998
115,000	MPH Acquisition Holdings LLC(h)	7.13%	06/01/2024	107,380
30,000	MPT Operating Partnership LP / MPT Finance Corp.	5.50%	05/01/2024	30,497
80,000	MTS Systems Corp.(h)	5.75%	08/15/2027	73,685
45,000	Murphy Oil Corp.	5.88%	12/01/2027	39,642
30,000	Nabors Industries, Ltd.(h)	7.25%	01/15/2026	18,525
30,000	Nabors Industries, Ltd.(h)	7.50%	01/15/2028	18,544
62,000	Nationstar Mortgage Holdings, Inc.(h)	6.00%	01/15/2027	59,007
70,000	NCR Corp.	6.38%	12/15/2023	71,320
50,000	NCR Corp.(h)	5.75%	09/01/2027	50,114
80,000	NCR Corp.(h)	6.13%	09/01/2029	80,526
55,000	New Enterprise Stone & Lime Co., Inc.(h)	6.25%	03/15/2026	55,471
130,000	Nexstar Broadcasting, Inc.(h)	5.63%	07/15/2027	130,329
165,000	Nielsen Finance LLC / Nielsen Finance Co.(h)	5.00%	04/15/2022	164,703
35,000	Northern Oil and Gas, Inc.(d)	8.50% (9.50%)	05/15/2023	30,024
40,000	Novelis Corp.(h)	5.88%	09/30/2026	40,047
80,000	Oasis Petroleum, Inc.	6.88%	03/15/2022	13,450
45,000	Oasis Petroleum, Inc.	6.88%	01/15/2023	7,650
45,000	Occidental Petroleum Corp.	4.10%	02/01/2021	45,405

Principal Amount/Description		Rate	Maturity	Value
$5,000	Occidental Petroleum Corp.	4.85%	03/15/2021	$4,984
60,000	Occidental Petroleum Corp.(e)	3M US L + 1.25%	08/13/2021	57,341
25,000	Occidental Petroleum Corp.	3.13%	02/15/2022	24,068
10,000	Occidental Petroleum Corp.	2.60%	04/15/2022	9,578
135,000	Occidental Petroleum Corp.	2.70%	08/15/2022	125,927
155,000	Occidental Petroleum Corp.(e)	3M US L + 1.45%	08/15/2022	142,659
55,000	Occidental Petroleum Corp.	4.40%	04/15/2046	38,440
25,000	Occidental Petroleum Corp.	4.40%	08/15/2049	17,467
40,000	Oceaneering International, Inc.	6.00%	02/01/2028	28,142
20,000	Olin Corp.	5.63%	08/01/2029	18,426
105,000	Olin Corp.	5.00%	02/01/2030	93,168
100,000	Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA(h)	7.38%	06/01/2025	101,812
50,000	Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA(h)	7.25%	02/01/2028	50,949
40,000	Outfront Media Capital LLC / Outfront Media Capital Corp.	5.63%	02/15/2024	40,204
35,000	Outfront Media Capital LLC / Outfront Media Capital Corp.(h)	6.25%	06/15/2025	35,383
20,000	Outfront Media Capital LLC / Outfront Media Capital Corp.(h)	5.00%	08/15/2027	18,034
20,000	Outfront Media Capital LLC / Outfront Media Capital Corp.(h)	4.63%	03/15/2030	18,366
55,000	Par Pharmaceutical, Inc.(h)	7.50%	04/01/2027	56,625
45,000	PBF Holding Co. LLC / PBF Finance Corp.(h)	9.25%	05/15/2025	48,122
30,000	PDC Energy, Inc.	6.13%	09/15/2024	28,010
40,000	PDC Energy, Inc.	5.75%	05/15/2026	36,526
40,000	Performance Food Group, Inc.(h)	5.50%	06/01/2024	39,746
25,000	Performance Food Group, Inc.(h)	5.50%	10/15/2027	24,171
25,000	PG&E Corp.	5.00%	07/01/2028	24,969
95,000	PG&E Corp.	5.25%	07/01/2030	95,712
55,000	Pilgrim's Pride Corp.(h)	5.75%	03/15/2025	54,920
25,000	Plantronics, Inc.(h)	5.50%	05/31/2023	21,859
60,000	Platform Specialty Products Corp.(h)	5.88%	12/01/2025	60,768
10,000	Post Holdings, Inc.(h)	5.00%	08/15/2026	10,057
180,000	Post Holdings, Inc.(h)	4.63%	04/15/2030	176,967
40,000	PowerTeam Services LLC(h)	9.03%	12/04/2025	40,975
40,000	PQ Corp.(h)	5.75%	12/15/2025	40,446
10,000	Prestige Brands, Inc.(h)	5.13%	01/15/2028	9,875
150,000	Prime Security Services Borrower LLC / Prime Finance, Inc.(h)	5.75%	04/15/2026	155,789
90,000	Prime Security Services Borrower LLC / Prime Finance, Inc.(h)	6.25%	01/15/2028	85,022
100,000	Primo Water Corp.(i)	5.50%	07/01/2024	113,740
40,000	QEP Resources, Inc.	5.38%	10/01/2022	30,541
5,000	Quicken Loans LLC(h)	5.75%	05/01/2025	5,124
85,000	Quicken Loans LLC(h)	5.25%	01/15/2028	88,647
45,000	QVC, Inc.	4.75%	02/15/2027	43,712
100,000	Refinitiv US Holdings, Inc.(h)	4.50%	05/15/2026	117,369
70,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu(h)	7.00%	07/15/2024	70,361
90,000	Rite Aid Corp.(h)	6.13%	04/01/2023	87,671
15,000	Royal Caribbean Cruises, Ltd.(h)	10.88%	06/01/2023	15,422
35,000	Royal Caribbean Cruises, Ltd.(h)	11.50%	06/01/2025	36,513
95,000	Ryman Hospitality Properties, Inc.(h)	4.75%	10/15/2027	84,236
20,000	Sabre GLBL, Inc.(h)	9.25%	04/15/2025	21,162
55,000	Scotts Miracle-Gro Co.(h)	4.50%	10/15/2029	56,755

Principal Amount/Description		Rate	Maturity	Value
$35,000	Signature Aviation US Holdings, Inc.(h)	5.38%	05/01/2026	$35,126
100,000	Silgan Holdings, Inc.	3.25%	03/15/2025	113,286
30,000	Sirius XM Radio, Inc.(h)	4.63%	07/15/2024	30,853
5,000	Sirius XM Radio, Inc.(h)	5.50%	07/01/2029	5,300
25,000	Six Flags Entertainment Corp.(h)	5.50%	04/15/2027	22,375
30,000	Six Flags Theme Parks, Inc.(h)	7.00%	07/01/2025	31,144
30,000	SM Energy Co.	5.00%	01/15/2024	16,310
30,000	SM Energy Co.	5.63%	06/01/2025	16,009
50,000	Sonic Automotive, Inc.	6.13%	03/15/2027	49,678
10,000	Southwestern Energy Co.	6.20%	01/23/2025	8,594
20,000	Southwestern Energy Co.	7.75%	10/01/2027	17,463
100,000	Spectrum Brands, Inc.(h)	5.00%	10/01/2029	99,106
85,000	Springleaf Finance Corp.	7.75%	10/01/2021	88,632
20,000	Springleaf Finance Corp.	8.88%	06/01/2025	21,421
120,000	SS&C Technologies, Inc.(h)	5.50%	09/30/2027	122,753
110,000	Station Casinos LLC(h)	4.50%	02/15/2028	92,744
40,000	Stevens Holding Co., Inc.(h)	6.13%	10/01/2026	41,942
110,000	Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.75%	03/01/2025	110,401
40,000	Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.88%	03/01/2027	39,742
30,000	Summit Materials LLC / Summit Materials Finance Corp.(h)	5.13%	06/01/2025	29,734
95,000	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp.(h)	7.50%	06/15/2025	80,590
50,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.(h)	6.00%	03/01/2027	44,500
35,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.88%	04/15/2026	34,732
100,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.38%	02/01/2027	96,731
20,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.00%	01/15/2028	18,866
100,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.(h)	5.50%	03/01/2030	96,656
135,000	Tenet Healthcare Corp.	5.13%	05/01/2025	130,438
140,000	Tenet Healthcare Corp.(h)	6.25%	02/01/2027	139,387
15,000	Tenet Healthcare Corp.(h)	5.13%	11/01/2027	14,844
75,000	Tenet Healthcare Corp.(h)	4.63%	06/15/2028	73,664
75,000	Tennant Co.	5.63%	05/01/2025	76,023
55,000	Tms International Holding Corp.(h)	7.25%	08/15/2025	45,100
90,000	TPC Group, Inc.(h)	10.50%	08/01/2024	80,728
20,000	TransDigm, Inc.	6.50%	07/15/2024	19,298
35,000	TransDigm, Inc.	6.50%	05/15/2025	32,819
105,000	TransDigm, Inc.(h)	8.00%	12/15/2025	110,813
70,000	TransDigm, Inc.(h)	6.25%	03/15/2026	70,077
75,000	TransDigm, Inc.	5.50%	11/15/2027	65,679
1,000	TreeHouse Foods, Inc.(h)	6.00%	02/15/2024	1,023
40,000	TriMas Corp.(h)	4.88%	10/15/2025	40,182
45,000	Tronox, Inc.(h)	6.50%	04/15/2026	42,183
60,000	Uber Technologies, Inc.(h)	7.50%	05/15/2025	60,712
100,000	UGI International LLC(h)	3.25%	11/01/2025	111,226
10,214	Ultra Resources, Inc.(d)	11.00% (11.00%)	07/12/2024	587
85,000	United Continental Holdings, Inc.	4.25%	10/01/2022	72,383
15,000	United Rentals North America, Inc.	6.50%	12/15/2026	15,779
105,000	United Rentals North America, Inc.	4.88%	01/15/2028	107,789
65,000	Univar Solutions USA, Inc./Washington(h)	5.13%	12/01/2027	65,865
15,000	Univision Communications, Inc.(h)	9.50%	05/01/2025	15,975

Principal Amount/Description		Rate	Maturity	Value
$20,000	Univision Communications, Inc.(h)	6.63%	06/01/2027	$19,175
40,000	US Foods, Inc.(h)	6.25%	04/15/2025	40,875
43,000	USA Compression Partners LP / USA Compression Finance Corp.	6.88%	04/01/2026	41,649
30,000	USA Compression Partners LP / USA Compression Finance Corp.	6.88%	09/01/2027	28,545
85,000	ViaSat, Inc.(h)	5.63%	09/15/2025	81,609
20,000	VICI Properties LP / VICI Note Co., Inc.(h)	4.25%	12/01/2026	19,223
20,000	VICI Properties LP / VICI Note Co., Inc.(h)	4.63%	12/01/2029	19,534
60,000	VICI Properties LP / VICI Note Co., Inc.(h)	4.13%	08/15/2030	57,319
30,000	Weatherford International, Ltd.(h)	11.00%	12/01/2024	21,000
35,000	William Carter Co.(h)	5.63%	03/15/2027	36,152
108,000	WMG Acquisition Corp.(h)	4.13%	11/01/2024	125,134
40,000	Wolverine World Wide, Inc.(h)	6.38%	05/15/2025	42,075
80,000	XPO Logistics, Inc.(h)	6.25%	05/01/2025	83,950
				16,302,132

TOTAL HIGH YIELD DEBT
(Cost $23,791,133)				23,001,545

Shares/Description		Value
RIGHTS - 0.00%(b)(j)
198	DBI Investors, Inc., Strike Price 0.01, Expires 12/31/2049(a)	89

TOTAL RIGHTS
(Cost $11,231)		89

WARRANTS - 0.00%(b)(j)
4	David's Bridal, Strike Price 219.47, Expires 01/18/2024(a)	–
210	Ultra Petroleum Corp, Strike Price 0.01, Expires 07/14/2025	2

TOTAL WARRANTS
(Cost $650)		2

SHORT-TERM INVESTMENTS - 2.28%
1,041,188	State Street Institutional Trust (7 Day Yield 0.12%)	1,041,188

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,041,188)		1,041,188

TOTAL INVESTMENTS - 100.54%
(Cost $49,010,217)		46,016,672
CASH SEGREGATED AT CUSTODIAN FOR FORWARD FOREIGN CURRENCY CONTRACTS - 0.11%		50,000
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.65)%		(295,401)
NET ASSETS - 100.00%		$45,771,271

Investment Abbreviations:

EURIBOR - Euro Interbank Offered Rate

LIBOR - London Interbank Offered Rate

SOFR - Secured Overnight Financing Rate

Libor Rates:

1M US L - 1 Month LIBOR as of June 30, 2020 was 0.16%

3M US L - 3 Month LIBOR as of June 30, 2020 was 0.30%

6M US L - 6 Month LIBOR as of June 30, 2020 was 0.37%

1M EUR L - 1 Month EURIBOR as of June 30, 2020 was -0.51%

3M EUR L - 3 Month EURIBOR as of June 30, 2020 was -0.42%

6M EUR L - 6 Month EURIBOR as of June 30, 2020 was -0.31%

1D SOFR - 1 Day SOFR as of June 30, 2020 was 0.10%

(a)	The Level 3 assets were a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(b)	Non-income producing security.
(c)	Security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(d)	Pay-in-kind securities - Rate paid in-kind is shown in parenthesis.
(e)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(f)	All or a portion of this position has not settled as of June 30, 2020. The interest rate shown represents the stated spread over the London Interbank Offered Rate ("LIBOR" or "L") or the Euro Interbank Offered Rate ("EURIBOR" or "E") or the applicable LIBOR/EURIBOR floor; the Fund will not accrue interest until the settlement date, at which point LIBOR/EURIBOR will be established.
(g)	Security is currently in default.
(h)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A securities amounts to $14,013,889, which represents approximately 30.62% of net assets as of June 30, 2020.
(i)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees (The "Board"). As of June 30, 2020, the aggregate fair value of those securities was $3,136,504, representing 6.85% of net assets.
(j)	Less than 0.005%.

See Notes to Quarterly Schedule of Investments.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at June 30, 2020	Fund Delivering	U.S. $ Value at June 30, 2020	Unrealized Appreciation/ (Depreciation)
State Street Boston	7/2/2020	EUR	8,356,718	USD	8,331,479	$25,239
State Street Boston	7/2/2020	USD	2,555,299	EUR	2,553,195	2,104
State Street Boston	7/2/2020	USD	382,839	GBP	376,874	5,965
State Street Boston	7/2/2020	USD	308,049	GBP	304,255	3,794
State Street Boston	7/2/2020	USD	134,903	GBP	132,441	2,462
						$39,564

State Street Boston	7/2/2020	EUR	45,651	USD	46,020	$(369)
State Street Boston	7/2/2020	EUR	173,786	USD	174,417	(631)
State Street Boston	7/2/2020	USD	5,316,813	EUR	5,327,357	(10,544)
State Street Boston	8/4/2020	USD	300,339	GBP	303,134	(2,795)
State Street Boston	8/4/2020	USD	2,460,450	EUR	2,466,387	(5,937)
State Street Boston	8/4/2020	USD	5,221,541	EUR	5,234,139	(12,598)
State Street Boston	8/4/2020	USD	377,751	GBP	381,267	(3,516)
						$(36,390)

RiverNorth Funds	Notes to Quarterly Schedule of Investments

June 30, 2020 (Unaudited)

1. ORGANIZATION

The RiverNorth Funds (the “Trust” or “Funds”) was established under the laws of Ohio by an Agreement and Declaration of Trust dated July 18, 2006 (the “Trust Agreement”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust Agreement permits the Board of Trustees (the “Board” or “Trustees”) to authorize and issue an unlimited number of shares of beneficial interest of a separate series without par value. All classes of shares for each of the Funds have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. The Funds are considered investment companies and therefore follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services Investment Companies.

The RiverNorth Core Opportunity Fund (the “Core Opportunity Fund”) was organized as a diversified series of the Trust on July 18, 2006 and commenced investment operations on December 27, 2006. The Core Opportunity Fund offers two series of shares, Class I Shares and Class R Shares. The investment adviser to the Core Opportunity Fund is RiverNorth Capital Management, LLC (the “Adviser”). The investment objective of the Core Opportunity Fund is to seek long-term capital appreciation and income.

The RiverNorth/DoubleLine Strategic Income Fund (the “Strategic Income Fund”) is a diversified series of the Trust and commenced investment operations on December 30, 2010. The Strategic Income Fund offers two series of shares, Class I Shares and Class R Shares. The investment adviser to the Strategic Income Fund is RiverNorth Capital Management, LLC. The Strategic Income Fund’s sub-adviser is DoubleLine Capital, LP (“DoubleLine”). The investment objective of the Strategic Income Fund is current income and overall total return.

The RiverNorth/Oaktree High Income Fund (the “High Income Fund”) is a diversified series of the Trust and commenced investment operations on December 28, 2012. The High Income Fund offers two series of shares, Class I Shares and Class R Shares. The investment adviser to the High Income Fund is RiverNorth Capital Management, LLC. The High Income Fund’s sub-adviser is Oaktree Capital Management, L.P. (“Oaktree Capital,” and with DoubleLine, each a “Sub-Adviser” or collectively, the “Sub-Advisers”). The investment objective of the High Income Fund is overall total return consisting of long-term capital appreciation and income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities. The Schedules of Investments have been prepared as of the close of the New York Stock Exchange (“NYSE”) on June 30, 2020.

Security Valuation:  The Funds’ assets and other financial instruments are generally valued at their fair value using market quotations. If a market value quotation is unavailable a security may be valued at its estimated fair value as described in Note 3.

Security Transactions and Related Income:  The Funds follow industry practice and record security transactions on the trade date basis. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date or for certain foreign securities, when the information becomes available to the Funds and interest income and expenses are recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region. Settlement on bank loan transactions may be in excess of seven business days. Interest only stripped mortgage backed securities (“IO Strips”) are securities that receive only interest payments from a pool of mortgage loans. Little to no principal will be received by the Funds upon maturity of an IO Strip. Periodic adjustments are recorded to reduce the cost of the security until maturity, which are included in interest income.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Other:  The Funds hold certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Principal Investment Risks: All mutual funds carry a certain amount of risk. For more information on the related risks of investing in the Funds please refer to the prospectus of each Fund.

3. SECURITIES VALUATION AND FAIR VALUE Measurements

Fair value is defined as the price that a Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including using such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

•	Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, rights and warrants, closed-end funds, exchange-traded funds, preferred stocks and business development companies are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser or a Sub-Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser or a Sub-Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, Sub-Adviser, or valuation committee in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including short term investments and open-end funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Domestic and foreign fixed income securities, including foreign and U.S. corporate bonds, convertible corporate bonds, U.S. Government bonds and notes, foreign government bonds and notes, supranationals and foreign agencies, non-agency collateralized mortgage obligations, U.S. Government/Agency mortgage backed securities, business development company notes, bank loans, collateralized loan obligations, municipal bonds, and high yield debt, as well as non-exchange traded derivatives, including forward foreign currency contracts, are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services. Foreign currency positions, including forward foreign currency contracts, are priced at the mean between the closing bid and asked prices at 4:00 p.m. Eastern time. Prices obtained from independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Data used to establish quotes includes analysis of cash flows, pre-payment speeds, default rates, delinquency assumptions and assumptions regarding collateral and loss assumptions. These securities will be classified as Level 2 securities.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Funds’ good faith pricing guidelines, the Adviser, Sub-Adviser, or valuation committee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser, Sub-Adviser, or valuation committee would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) discounted cash flow models; (iii) weighted average cost or weighted average price; (iv) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (v) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s, a Sub-Adviser’s, or the valuation committee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Funds’ NAV calculation that may affect a security’s value, or the Adviser or a Sub-Adviser is aware of any other data that calls into question the reliability of market quotations.

Good faith pricing may also be used in instances when the bonds the Funds invest in default or otherwise cease to have market quotations readily available. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger good faith pricing than other securities.

The following is a summary of the inputs used at June 30, 2020 in valuing the Funds’ assets and liabilities:

Core Opportunity Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$51,843,667	$–	$–	$51,843,667
Business Development Companies	1,253,091	–	–	1,253,091
Common Stocks	5,210,724	–	–	5,210,724
Exchange Traded Funds	5,609,853	–	–	5,609,853
Preferred Stocks	688,635	–	–	688,635
Business Development Company Notes	1,043,162	–	–	1,043,162
Convertible Corporate Bonds	–	2,730,809	–	2,730,809
Rights	9,877	–	–	9,877
Warrants	1,193,683	–	–	1,193,683
Short-Term Investments	9,924,681	–	–	9,924,681
Total	$76,777,373	$2,730,809	$–	$79,508,182

Strategic Income Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$380,903,252	$–	$–	$380,903,252
Business Development Companies	3,579,956	–	–	3,579,956
Common Stocks	8,363,101	–	–	8,363,101
Open-End Funds	29,055,484	–	–	29,055,484
Preferred Stocks	25,976,773	–	–	25,976,773
Business Development Company Notes	19,699,874	–	–	19,699,874
Foreign Corporate Bonds	–	81,151,246	–	81,151,246
U.S. Corporate Bonds	–	95,742,489	–	95,742,489
Convertible Corporate Bonds	–	12,901,958	–	12,901,958
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	–	7,146,205	–	7,146,205
Bank Loans	–	19,516,714	–	19,516,714
Collateralized Loan Obligations	–	45,684,253	–	45,684,253
Equity - Linked Notes	–	–	11,250	11,250
Non-Agency Collateralized Mortgage Obligations	–	403,525,039	–	403,525,039
U.S. Government Bonds and Notes	–	113,201,156	–	113,201,156
Municipal Bonds	–	430,621	–	430,621
U.S. Government / Agency Mortgage Backed Securities	–	266,586,067	–	266,586,067
Warrants	–	–	–	–
Short-Term Investments	261,489,822	2,433,509	–	263,923,331
Total	$729,068,262	$1,048,319,257	$11,250	$1,777,398,769

High Income Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$5,133,292	$–	$–	$5,133,292
Common Stocks	57	–	28,207	28,264
Preferred Stocks	–	–	88,304	88,304
Bank Loans	–	16,566,888	157,100	16,723,988
High Yield Debt	–	23,001,545	–	23,001,545
Rights	–	–	89	89
Warrants	2	–	–	2
Short-Term Investments	1,041,188	–	–	1,041,188
Total	$6,174,539	$39,568,433	$273,700	$46,016,672

High Income Fund (continued)
	Valuation Inputs
Other Financial Instruments**	Level 1	Level 2	Level 3	Total
Assets
Forward Foreign Currency Contracts	$–	$39,564	$–	$39,564
Liabilities
Forward Foreign Currency Contracts	–	(36,390)	–	(36,390)
Total	$–	$3,174	$–	$3,174

*	Refer to each Fund’s Schedule of Investments for a listing of securities by type.
**	Other financial instruments are derivative instruments reflected in the Schedule of Investments.

The changes of the fair value of investments for which the Funds have used Level 3 inputs to determine the fair value are as follows:

Asset Type	Balance as of September 30, 2019	Accrued Discount/ premium	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ Depreciation	Purchases	Sales Proceeds	Transfer into Level 3	Transfer Out of Level 3(a)	Balance as of June 30, 2020	Net change in unrealized appreciation/ (depreciation) included in the Statements of Operations attributable to Level 3 investments held at June 30, 2020
Strategic Income Fund
U.S. Corporate Bonds	$5,050,000	$3,893	$-	$(598,665)	$-	$-	$-	$(4,455,228)	$-	$-
Equity-Linked Notes	11,250	-	-	-	-	-	-	-	11,250	-
	$5,061,250	$1,285	$-	$13,795	$-	$-	$-	$(5,065,080)	$11,250	$-

High Income Fund
Common Stocks	$30,185	$-	$620	$(153,877)	$152,982	$(1,703)	$-	$-	$28,207	$(153,877)
Preferred Stocks	92,000	2,463	(45,531)	19,618	19,981	(227)	-	-	88,304	(23,677)
Bank Loans	20,361	(443)	-	(23,673)	227,681	(66,826)	-	-	157,100	(70,581)
Rights	-	-	-	(11,142)	11,231	-	-	-	89	(11,142)
Warrants	3,714	-	1,352	(1,352)	-	(3,714)	-	-	-	-
	$146,260	$2,020	$(43,559)	$(170,426)	$411,875	$(72,470)	$-	$-	$273,700	$(259,277)

(a)	Transferred from Level 3 to Level 2 because of available, observable market data.

The Table below provides additional information about the Level 3 Fair Value Measurements as of June 30, 2020:

Quantitative Information about Level 3 Fair Value Measurements

Strategic Income Fund

Asset Class	Fair Value (USD)	Valuation Technique	Unobservable Inputs(a)
Equity-Linked Notes	$11,250	Vendor Price	Broker Quote

High Income Fund

Asset Class	Fair Value (USD)	Valuation Technique	Unobservable Inputs(a)
Common Stocks	$28,207	Vendor Price	Broker Quote
Preferred Stocks	88,304	Last Transaction Price	Transaction Price
Bank Loans	157,100	Vendor Price	Broker Quote
Rights	89	Vendor Price	Broker Quote

(a)	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Broker Quote	Increase	Decrease
Transaction Price	Increase	Decrease

4. Derivative Financial Instruments

The following discloses the Funds’ use of derivative instruments. The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow the Funds to enter into various types of derivative contracts such as total return swap contracts and forward foreign currency contracts. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Risk of Investing in Derivatives

The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds.

Forward Foreign Currency Contracts

The Funds may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. During the nine months ended June 30, 2020, the High Income Fund engaged in forward foreign currency contracts. The contracts are marked-to-market daily and the change in value is recorded by the High Income Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the High Income Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk. The High Income Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

5. loan participations and assignments

The High Income Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The High Income Fund will normally invest in corporate debt issuers in North America and Europe. The High Income Fund investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The High Income Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The High Income Fund will generally purchase assignments of these loans, in which case it will typically become a lender for purposes of the relevant loan agreement with direct contractual rights against the borrower, including the right to receive payments of principal and interest. When purchasing participation interests in a loan, the High Income Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the High Income Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. The High Income Fund may enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the High Income Fund has the right to receive payments of principal, interest and any fees to which they are entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The High Income Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the High Income Fund may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. At June 30, 2020, the High Income Fund had $1,110,679 in unsettled domestic and foreign loan commitments.

6. AFFILIATED COMPANIES

Funds may invest in certain securities that are considered securities issued by affiliated companies. As defined by the Investment Company Act of 1940, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The purchases, sales, dividend income, capital gains, shares and value of investment in affiliated companies for the three months ended June 30, 2020 were as follows:

Security Name	Market Value as of September 30, 2019	Purchases	Sales	Market Value as of June 30, 2020	Share Balance as of June 30, 2020	Dividends	Change in Unrealized Gain (Loss)	Realized Gain/Loss
RiverNorth/Oaktree High Income Fund	$30,156,442	$1,149,370	$-	$29,055,484	3,285,269	$1,149,370	$(2,250,328)	$-
				$29,055,484	3,285,296	$1,149,370	$(2,250,328)	$-